UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019

(Address of principal executive offices) (Zip code)

Kevin LeBlanc, TD Asset Management USA Funds Inc.

399 Park Avenue, 32nd Floor, New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-650-3914

Date of fiscal year end: October 31, 2013

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

ANNUAL REPORT

October 31, 2013

TD Asset Management USA Funds Inc.

TDAM Money Market Portfolio

–	Investor Class
–	Premium Class
–	Class A
–	Select Class

TDAM U.S. Government Portfolio

–	Investor Class
–	Class A

TDAM Municipal Portfolio

–	Investor Class
–	Class A

TDAM California Municipal Money Market Portfolio

–	Investor Class
–	Class A

TDAM New York Municipal Money Market Portfolio

–	Investor Class
–	Class A

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

TD ASSET MANAGEMENT USA FUNDS INC.

Board of Directors and Executive Officers

DIRECTORS
Barbara F. Palk Interested Director	Peter B. M. Eby Corporate Director
James E. Kelly Consultant and Attorney	Donald J. Herrema Founder of BlackSterling Partners, LLC and Former CEO of Bessemer Trust
Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc.

EXECUTIVE OFFICERS
Kevin LeBlanc President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 31 West 52nd Street New York, NY 10019	Transfer Agent TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154-2631
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001

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TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

During the fiscal year ended October 31, 2013, financial markets were mixed; overall, equities rose while bonds declined. U.S. equities generated strong returns as the S&P 500 Index rose 27% and reached a number of all-time highs over the period. Gains were widespread, with all ten of the Index’s sectors gaining. In terms of fixed income, yields on U.S. Treasuries rose over the fiscal year and, broadly, nominal returns for the 12 months were negative. Similarly, corporate bond prices also declined over the period as their yields rose. With both Treasuries and corporate bonds declining, the Barclays US Aggregate Bond Index was down 1% over the period.

Financial markets were once again largely influenced by investor reactions to global economic developments and policy decisions made by major central banks. Over the first half of the fiscal year, financial markets were positive in spite of a number of challenges, such as concern over the U.S. fiscal cliff, the impact of sequester-related cutbacks, and ongoing uncertainty in Europe. However, investor sentiment was bolstered by central banks’ supportive stances and by promising international and domestic developments, including signs of a nascent recovery in the U.S. economy. During the second half of the fiscal year, equities continued to gain but bonds declined as improvements in the U.S. economy led to investor speculation about the potential for a reduction in the U.S. Federal Reserve’s $85-billion per month asset purchase program. Treasury yields, particularly those at the long end of the curve, rose notably over the summer after comments from U.S. Federal Reserve Chairman Ben Bernanke seemed to indicate the reduction would begin in September. However, they declined following his surprising September announcement, during which he indicated that the reduction would not begin until there was more evidence of a sustained economic recovery.

Economic Update

In terms of the recovery, recent economic data has been largely positive. The U.S. economy surprised onlookers and grew at an annualized rate of 2.8% in the third quarter of 2013, well ahead of expectations. Employment also exceeded expectations, as non-farm payrolls rose by more than 200,000 in October. The unemployment rate was 7.3% in October, down from 7.9% a year earlier.

Manufacturing expanded over the fiscal year. The Institute of Supply Management’s Manufacturing Index registered a two-and-a-half-year high in October, reaching 56.4 (50 marks the mid-point between contraction and expansion). Meanwhile, inflation remains subdued. Headline inflation rose 0.2% in September and the year-over-year headline inflation rate was 1.2%. The core rate rose 0.1% in September and the annualized core rate was 1.7%. The Fed continues to target a 2% inflation rate and anticipates that inflation will move toward this target over the medium term.

With this as a backdrop, the performance of the U.S. dollar was mixed against a basket of other major currencies. It declined against the euro but rose against the British pound, Canadian dollar and Japanese yen. Moving forward, we believe that relative economic growth and structural advantages favor the U.S. dollar.

Looking Ahead

As the new fiscal year gets underway, high levels of debt across developed economies are restraining economic growth, which remains slow, particularly relative to previous recoveries. However, within this context of slow growth, recent economic data in the U.S. and Europe has been improving, and we expect this trend to continue into early 2014.

We continue to be mindful of macro economic factors, including slow global economic growth and elevated sovereign debt levels. The economic improvements in the U.S. and continuing high levels of central bank liquidity globally have helped to reduce the probability of extreme outcomes over the past months, and we anticipate that global central banks will maintain their accommodative stances for some time to come.

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Performance Summary

Within our money market funds, the focus on preserving principal and liquidity continued to serve investors well, and the funds provided positive modest returns reflective of the ongoing low interest rate environment.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Kevin LeBlanc
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

December 2, 2013

Money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

4

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2013 through October 31, 2013.)

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual Portfolios. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

5

Disclosure of Portfolio Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Annualized Expense Ratios 5/1/13 to 10/31/13	Expenses Paid During Period* 5/1/13 to 10/31/13
TDAM Money Market Portfolio – Investor Class
Actual	$1,000.00	$1,000.10	0.12%	$0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.60	0.12	0.61
TDAM Money Market Portfolio – Premium Class
Actual	1,000.00	1,000.10	0.12	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.60	0.12	0.61
TDAM Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.12	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.60	0.12	0.61
TDAM Money Market Portfolio – Select Class
Actual	1,000.00	1,000.10	0.12	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.60	0.12	0.61
TDAM U.S. Government Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.90	0.06	0.31
TDAM U.S. Government Portfolio – Class A
Actual	1,000.00	1,000.10	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.90	0.06	0.31
TDAM Municipal Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.10	0.50
Hypothetical (5% Return before expenses)	1,000.00	1,024.70	0.10	0.51
TDAM Municipal Portfolio – Class A
Actual	1,000.00	1,000.10	0.10	0.50
Hypothetical (5% Return before expenses)	1,000.00	1,024.70	0.10	0.51
TDAM California Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.09	0.45
Hypothetical (5% Return before expenses)	1,000.00	1,024.75	0.09	0.46
TDAM California Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.08	0.40
Hypothetical (5% Return before expenses)	1,000.00	1,024.80	0.08	0.41
TDAM New York Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.08	0.40
Hypothetical (5% Return before expenses)	1,000.00	1,024.80	0.08	0.41
TDAM New York Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.08	0.40
Hypothetical (5% Return before expenses)	1,000.00	1,024.80	0.08	0.41
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184/365 (to reflect one-half year period).

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TD ASSET MANAGEMENT USA FUNDS INC.

Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2013, the Portfolio is designating the following items with regard to distributions paid during the year:

	Capital Gain Distribution	Ordinary Income Distribution	Tax Exempt Income Distribution	Total	U.S. Government Interest(1)	Interest Related Dividends(2)	Short-Term Capital Gain Dividends(3)
TDAM Money Market Portfolio	0.00%	100.00%	0.00%	100.00%	1.07%	99.05%	100.00%
TDAM U.S. Government Portfolio	0.00%	100.00%	0.00%	100.00%	0.00%	99.96%	0.00%
TDAM Municipal Portfolio	0.00%	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%
TDAM California Municipal Money Market Portfolio	0.00%	2.54%	97.46%	100.00%	0.00%	100.00%	0.00%
TDAM New York Municipal Money Market Portfolio	0.00%	3.73%	96.27%	100.00%	0.00%	100.00%	0.00%
(1)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the year ended October 31, 2013. This amount is reflected as a percentage of net investment income distributions. Generally, interest from direct U.S. government obligations is exempt from state income tax, provided the Portfolio meets certain requirements.
(2)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(3)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2013. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV and/or Form 1099-INT.

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TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/2013 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Portfolio compositions are subject to change.
***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

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TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/2013 (Unaudited) (Concluded)

****	Income may be subject to federal alternative minimum tax.
†	Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively. This is assuming a 2013 maximum federal tax rate of 39.6% for the Municipal Portfolio, 51.9% federal and state for the California Municipal Money Market Portfolio, and 48.4% federal and state for the New York Municipal Money Market Portfolio.

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A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

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Statements of Assets and Liabilities

October 31, 2013

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
ASSETS
Cost of investments and repurchase agreements (Note 2)	$2,702,377,567	$967,425,701	$928,137,218	$359,931,906	$176,927,947
Investments in securities, at value	$2,547,780,567	$699,741,701	$928,137,218	$359,931,906	$176,927,947
Repurchase agreements, at value (Note 2)	154,597,000	267,684,000	—	—	—
TOTAL INVESTMENTS	2,702,377,567	967,425,701	928,137,218	359,931,906	176,927,947
Cash	672	197	—	21,074	76,618
Receivable for capital shares sold	35,729,918	14,827,917	11,331,933	3,387,512	1,802,283
Interest receivable	2,741,570	475,470	199,563	134,634	29,199
Due from Investment Manager and its affiliates (Note 3)	—	—	—	611	4,842
Prepaid expenses	214,825	36,483	60,946	23,696	23,016
TOTAL ASSETS	2,741,064,552	982,765,768	939,729,660	363,499,433	178,863,905
LIABILITIES
Payable for capital shares redeemed	35,597,247	15,327,617	8,125,165	4,527,373	3,104,098
Payable to Investment Manager and its affiliates (Note 3)	159,764	25,144	36,637	—	—
Dividends payable to shareholders	1,255	240	249	103	70
Payable to custodian	—	—	101,631	—	—
Other accrued expenses	399,887	163,537	143,526	74,960	65,739
TOTAL LIABILITIES	36,158,153	15,516,538	8,407,208	4,602,436	3,169,907
NET ASSETS	$2,704,906,399	$967,249,230	$931,322,452	$358,896,997	$175,693,998
Net assets consist of:
Paid-in-capital ($0.0001 par value; 27 billion, 12 billion, 8 billion, 7 billion and 4 billion shares authorized, respectively)	$2,704,889,338	$967,221,845	$931,322,194	$358,902,254	$175,731,243
Undistributed (distributions in excess of) net investment income	25,363	30,741	258	(459)	(1,244)
Accumulated net realized losses from investment transactions	(8,302)	(3,356)	—	(4,798)	(36,001)
Net assets, at value	$2,704,906,399	$967,249,230	$931,322,452	$358,896,997	$175,693,998
Investor Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($674,647,287 ÷ 674,665,546 shares)	($669,935,555 ÷ 669,921,821 shares)	($432,993,448 ÷ 433,015,407 shares)	($169,921,860 ÷ 169,918,213 shares)	($100,062,373 ÷ 100,095,783 shares)
Premium Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($105,945,837 ÷ 105,953,964 shares)
Class A net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($1,407,090,572 ÷ 1,407,044,359 shares)	($297,313,675 ÷ 297,300,649 shares)	($498,329,004 ÷ 498,307,288 shares)	($188,975,137 ÷ 188,984,041 shares)	($75,631,625 ÷ 75,655,039 shares)
Select Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($517,222,703 ÷ 517,225,468 shares)

Please see accompanying notes to financial statements

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Statements of Operations

For the Year Ended October 31, 2013

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest Income	$4,269,161	$966,614	$1,128,344	$398,792	$214,399
EXPENSES
Distribution fees (Note 3)	12,550,385	4,580,438	4,449,949	1,721,853	902,329
Shareholder servicing fees (Note 3)	5,496,370	2,412,139	2,257,121	875,375	465,520
Transfer agent fees (Note 3)	2,653,905	964,847	902,841	350,147	186,206
Investment management fees (Note 3)	2,471,535	963,596	902,841	350,147	186,207
Directors' fees (Note 4)	21,553	21,553	21,553	21,553	21,553
Registration fees	685,793	87,199	95,961	55,989	48,823
Shareholder reports and mailing	408,815	155,977	71,047	32,522	22,326
Professional fees	181,416	99,505	92,660	81,223	67,112
Custody fees	92,785	40,598	55,564	29,556	22,799
Other expenses	138,101	50,691	75,203	33,129	21,914
TOTAL EXPENSES	24,700,658	9,376,543	8,924,740	3,551,494	1,944,789
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(20,703,078)	(8,506,519)	(7,887,376)	(3,187,869)	(1,749,025)
NET EXPENSES	3,997,580	870,024	1,037,364	363,625	195,764
NET INVESTMENT INCOME	271,581	96,590	90,980	35,167	18,635
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS	(8,306)	(335)	—	1,866	1,119
NET INCREASE IN NET ASSETS FROM OPERATIONS	$263,275	$96,255	$90,980	$37,033	$19,754

Please see accompanying notes to financial statements

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Statements of Changes in Net Assets

	TDAM MONEY MARKET PORTFOLIO		TDAM U.S. GOVERNMENT PORTFOLIO		TDAM MUNICIPAL PORTFOLIO
	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$271,581	$268,249	$96,590	$87,837	$90,980	$83,569
Net realized gains (losses) from investment transactions	(8,306)	15,834	(335)	(3,022)	—	—
Net increase in net assets from operations	263,275	284,083	96,255	84,815	90,980	83,569
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(73,694)	(77,807)	(66,735)	(56,535)	(42,220)	(40,879)
Premium Class	(12,137)	(16,659)	—	—	—	—
Class A	(133,351)	(120,504)	(29,855)	(31,302)	(48,760)	(42,690)
Select Class	(52,399)	(53,280)	—	—	—	—
From net realized gains
Investor Class	(4,735)	(23,894)	—	(1,817)	—	(412)
Premium Class	(796)	(5,197)	—	—	—	—
Class A	(7,625)	(33,369)	—	(1,066)	—	(436)
Select Class	(3,247)	(16,923)	—	—	—	—
Total dividends and distributions to shareholders	(287,984)	(347,633)	(96,590)	(90,720)	(90,980)	(84,417)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	1,859,856,375	1,879,120,308	3,994,657,643	3,088,787,895	1,059,723,665	953,470,366
Shares issued in reinvestment of dividends	67,451	76,243	65,428	55,581	40,524	39,618
Payments for shares redeemed	(1,949,248,010)	(1,980,347,297)	(3,896,531,637)	(3,080,735,858)	(1,035,324,352)	(952,644,138)
Net increase (decrease) in net assets from Investor Class shares	(89,324,184)	(101,150,746)	98,191,434	8,107,618	24,439,837	865,846
Premium Class:
Proceeds from shares sold	53,136,160	76,736,465	—	—	—	—
Shares issued in reinvestment of dividends	10,755	18,178	—	—	—	—
Payments for shares redeemed	(78,329,729)	(129,254,162)	—	—	—	—
Net decrease in net assets from Premium Class shares	(25,182,814)	(52,499,519)	—	—	—	—
Class A:
Proceeds from shares sold	5,798,259,820	5,747,089,974	1,411,653,477	1,547,971,684	1,853,667,465	1,544,392,941
Shares issued in reinvestment of dividends	130,719	117,742	29,034	30,054	46,694	41,286
Payments for shares redeemed	(5,671,758,702)	(5,625,468,256)	(1,401,840,711)	(1,639,669,332)	(1,782,217,371)	(1,530,561,371)
Net increase (decrease) in net assets from Class A shares	126,631,837	121,739,460	9,841,800	(91,667,594)	71,496,788	13,872,856
Select Class:
Proceeds from shares sold	1,860,130,764	2,192,983,815	—	—	—	—
Shares issued in reinvestment of dividends	50,800	51,366	—	—	—	—
Payments for shares redeemed	(1,863,725,052)	(2,310,986,127)	—	—	—	—
Net decrease in net assets from Select Class shares	(3,543,488)	(117,950,946)	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	8,581,351	(149,861,751)	108,033,234	(83,559,976)	95,936,625	14,738,702
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,556,642	(149,925,301)	108,032,899	(83,565,881)	95,936,625	14,737,854
NET ASSETS:
Beginning of year	2,696,349,757	2,846,275,058	859,216,331	942,782,212	835,385,827	820,647,973
End of year	$2,704,906,399	$2,696,349,757	$967,249,230	$859,216,331	$931,322,452	$835,385,827
Undistributed net investment income, end of year	$25,363	$27,600	$30,741	$30,378	$258	$258

Please see accompanying notes to financial statements

13

Statements of Changes in Net Assets

	TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO		TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$35,167	$31,504	$18,635	$16,799
Net realized gains (losses) from investment transactions	1,866	593	1,119	(36,531)
Net increase (decrease) in net assets from operations	37,033	32,097	19,754	(19,732)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(16,751)	(15,988)	(10,580)	(9,680)
Class A	(18,416)	(15,516)	(8,055)	(7,119)
Total dividends and distributions to shareholders	(35,167)	(31,504)	(18,635)	(16,799)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	363,609,037	363,430,685	363,839,623	250,419,747
Shares issued in reinvestment of dividends	16,262	15,497	10,007	9,360
Payments for shares redeemed	(356,675,262)	(355,425,260)	(359,138,849)	(247,260,616)
Net increase in net assets from Investor Class shares	6,950,037	8,020,922	4,710,781	3,168,491
Class A:
Proceeds from shares sold	978,590,725	787,740,927	369,828,985	354,817,737
Shares issued in reinvestment of dividends	17,681	15,073	7,802	6,879
Payments for shares redeemed	(944,657,613)	(790,050,541)	(389,754,148)	(315,109,419)
Net increase (decrease) in net assets from Class A shares	33,950,793	(2,294,541)	(19,917,361)	39,715,197
Net increase (decrease) in net assets from capital share transactions	40,900,830	5,726,381	(15,206,580)	42,883,688
TOTAL INCREASE (DECREASE) IN NET ASSETS	40,902,696	5,726,974	(15,205,461)	42,847,157
NET ASSETS:
Beginning of year	317,994,301	312,267,327	190,899,459	148,052,302
End of year	$358,896,997	$317,994,301	$175,693,998	$190,899,459
Distributions in excess of net investment income, end of year	$(459)	$(459)	$(1,244)	$(1,244)

Please see accompanying notes to financial statements

14

Financial Highlights

For the years ended October 31,
For a Share Outstanding Throughout the Years

TDAM Money Market Portfolio

	Investor Class
	2013		2012		2011		2010	2009
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.002
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	(0.000)*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.002
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.002)
Distributions from net realized gains	(0.000	)*	(0.000	)*	—		(0.000)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.002)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.01%		0.03%		0.05%	0.24%
Net assets end of year (000)	$674,647		$763,979		$865,149		$2,380,748	$3,406,167
Ratio of net expenses to average net assets	0.15%		0.25%		0.20%		0.24%	0.65%
Ratio of total expenses to average net assets	0.95%		0.97%		0.92%		0.94%	0.99%
Ratio of net investment income to average net assets	0.01%		0.01%		0.03%		0.05%	0.29%

TDAM Money Market Portfolio

	Premium Class
	2013		2012		2011		2010	2009
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.003
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	(0.000)*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.003
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.003)
Distributions from net realized gains	(0.000	)*	(0.000	)*	—		(0.000)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.003)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.01%		0.03%		0.05%	0.32%
Net assets end of year (000)	$105,946		$131,130		$183,634		$272,820	$432,395
Ratio of net expenses to average net assets	0.15%		0.25%		0.20%		0.24%	0.55%
Ratio of total expenses to average net assets	0.61%		0.63%		0.58%		0.61%	0.66%
Ratio of net investment income to average net assets	0.01%		0.01%		0.03%		0.05%	0.39%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

15

Financial Highlights (continued)

TDAM Money Market Portfolio

	Class A
	2013		2012		2011		2010	2009
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.002
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	(0.000)*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.002
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.002)
Distributions from net realized gains	(0.000	)*	(0.000	)*	—		(0.000)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.002)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.01%		0.03%		0.05%	0.22%
Net assets end of year (000)	$1,407,090		$1,280,470		$1,158,756		$2,038,349	$2,829,856
Ratio of net expenses to average net assets	0.15%		0.25%		0.20%		0.24%	0.67%
Ratio of total expenses to average net assets	1.03%		1.05%		1.00%		1.02%	1.07%
Ratio of net investment income to average net assets	0.01%		0.01%		0.03%		0.05%	0.27%

TDAM Money Market Portfolio

	Select Class
	2013		2012		2011		2010	2009
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.003
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	(0.000)*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.003
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.003)
Distributions from net realized gains	(0.000	)*	(0.000	)*	—		(0.000)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.003)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.01%		0.03%		0.05%	0.32%
Net assets end of year (000)	$517,223		$520,771		$638,736		$1,343,207	$1,737,197
Ratio of net expenses to average net assets	0.15%		0.25%		0.20%		0.24%	0.55%
Ratio of total expenses to average net assets	0.63%		0.65%		0.60%		0.62%	0.67%
Ratio of net investment income to average net assets	0.01%		0.01%		0.03%		0.05%	0.37%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

16

Financial Highlights (continued)

TDAM U.S. Government Portfolio

	Investor Class
	2013		2012		2011		2010		2009
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.002
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	0.000	*	0.000	*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.002
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)
Distributions from net realized gains	—		(0.000	)*	—		(0.000	)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.02%		0.03%		0.18%
Net assets end of year (000)	$669,935		$571,744		$563,640		$812,061		$1,301,583
Ratio of net expenses to average net assets	0.09%		0.13%		0.14%		0.18%		0.40%
Ratio of total expenses to average net assets	0.95%		0.95%		0.92%		0.95%		0.97%
Ratio of net investment income to average net assets	0.01%		0.01%		0.02%		0.03%		0.22%

TDAM U.S. Government Portfolio

	Class A
	2013		2012		2011		2010		2009
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.002
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	0.000	*	0.000	*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.002
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)
Distributions from net realized gains	—		(0.000	)*	—		(0.000	)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.02%		0.03%		0.16%
Net assets end of year (000)	$297,314		$287,472		$379,142		$617,696		$1,448,840
Ratio of net expenses to average net assets	0.09%		0.13%		0.14%		0.18%		0.41%
Ratio of total expenses to average net assets	1.03%		1.03%		1.00%		1.03%		1.05%
Ratio of net investment income to average net assets	0.01%		0.01%		0.02%		0.03%		0.19%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

17

Financial Highlights (continued)

TDAM Municipal Portfolio

	Investor Class
	2013		2012		2011		2010		2009
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains on investments	—		—		0.000	*	0.000	*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		(0.000	)*	—		(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.02%		0.04%		0.14%
Net assets end of year (000)	$432,993		$408,554		$407,688		$461,176		$513,920
Ratio of net expenses to average net assets	0.12%		0.17%		0.22%		0.29%		0.54%
Ratio of total expenses to average net assets	0.95%		0.95%		0.94%		0.98%		1.02%
Ratio of net investment income to average net assets	0.01%		0.01%		0.02%		0.03%		0.14%

TDAM Municipal Portfolio

	Class A
	2013		2012		2011		2010		2009
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains on investments	—		—		0.000	*	0.000	*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		(0.000	)*	—		(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.02%		0.04%		0.11%
Net assets end of year (000)	$498,329		$426,832		$412,960		$319,332		$305,829
Ratio of net expenses to average net assets	0.11%		0.17%		0.22%		0.29%		0.58%
Ratio of total expenses to average net assets	1.03%		1.03%		1.02%		1.06%		1.10%
Ratio of net investment income to average net assets	0.01%		0.01%		0.02%		0.03%		0.13%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

18

Financial Highlights (continued)

TDAM California Municipal Money Market Portfolio

	Investor Class
	2013		2012		2011		2010		2009
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	0.000	*	0.000	*	—		(0.000	)*	—
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.02%		0.03%		0.08%
Net assets end of year (000)	$169,922		$162,971		$154,950		$171,433		$186,565
Ratio of net expenses to average net assets	0.11%		0.16%		0.18%		0.22%		0.43%
Ratio of total expenses to average net assets	0.97%		0.98%		0.98%		0.99%		1.03%
Ratio of net investment income to average net assets	0.01%		0.01%		0.02%		0.03%		0.08%

TDAM California Municipal Money Market Portfolio

	Class A
	2013		2012		2011		2010		2009
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	0.000	*	0.000	*	—		(0.000	)*	—
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.02%		0.03%		0.06%
Net assets end of year (000)	$188,975		$155,023		$157,317		$102,786		$104,865
Ratio of net expenses to average net assets	0.10%		0.16%		0.18%		0.22%		0.44%
Ratio of total expenses to average net assets	1.05%		1.06%		1.05%		1.07%		1.11%
Ratio of net investment income to average net assets	0.01%		0.01%		0.02%		0.03%		0.06%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

19

Financial Highlights (concluded)

TDAM New York Municipal Money Market Portfolio

	Investor Class
	2013		2012		2011		2010		2009
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	—
Total from operations	0.000	*	(0.000	)*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		—		—		—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.02%		0.03%		0.07%
Net assets end of year (000)	$100,062		$95,351		$92,206		$92,234		$100,830
Ratio of net expenses to average net assets	0.10%		0.14%		0.17%		0.23%		0.48%
Ratio of total expenses to average net assets	1.01%		1.02%		1.03%		1.05%		1.12%
Ratio of net investment income to average net assets	0.01%		0.01%		0.02%		0.03%		0.07%

TDAM New York Municipal Money Market Portfolio

	Class A
	2013		2012		2011		2010		2009
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	—
Total from operations	0.000	*	(0.000	)*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.02%		0.03%		0.05%
Net assets end of year (000)	$75,632		$95,548		$55,846		$56,814		$69,795
Ratio of net expenses to average net assets	0.11%		0.14%		0.17%		0.23%		0.51%
Ratio of total expenses to average net assets	1.09%		1.10%		1.11%		1.13%		1.19%
Ratio of net investment income to average net assets	0.01%		0.01%		0.02%		0.03%		0.04%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

20

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2013

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twenty-one series. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”) and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Portfolios is computed by dividing the total current value of the assets of a Portfolio, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Portfolio’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the NYSE is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Portfolios may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in

21

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2013

active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of October 31, 2013, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

For the fiscal year ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the fiscal year ended October 31, 2013, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Investment Manager (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the fiscal year ended October 31, 2013, there were no earnings credits.

22

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2013

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc. (the “Investment Manager”), a wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10% of the first $1 billion of average daily net assets of each such Portfolio, 0.09% of the next $1 billion, and 0.08% of average daily net assets of each such Portfolio over $2 billion.

The Investment Manager and its affiliates from time to time may waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Portfolio (in each case, a “Voluntary Waiver,” and collectively, the “Voluntary Waivers”).

These Voluntary Waivers are subject to cancellation or modification by the Investment Manager and its affiliates at any time.

TDAM USA Inc. (the “Administrator”) has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.25% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.05% of its average daily net assets.

TD Ameritrade Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05% of average daily net assets.

The Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

23

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2013

For the year ended October 31, 2013, the Investment Manager and its affiliates earned, waived and/or reimbursed certain fees and assumed certain expenses as follows:

	Investment Management Fees	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived	Transfer Agent Fees	Transfer Agent Fees Waived
Money Market Portfolio	$2,471,535	$449,797	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	$3,314,585	$3,314,585	$1,841,428	$1,840,864	$736,565	$610,266
Premium Class	N/A	N/A	442,733	442,653	60,649	56,568	60,649	43,200
Class A	N/A	N/A	7,064,719	7,064,719	3,332,417	3,331,749	1,332,955	1,122,455
Select Class	N/A	N/A	1,728,348	1,728,348	261,876	261,579	523,736	436,295
U.S. Government Portfolio	963,596	569,794	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	2,999,871	2,999,859	1,666,588	1,666,578	666,629	652,898
Class A	N/A	N/A	1,580,567	1,580,567	745,551	745,547	298,218	291,276
Municipal Portfolio	902,841	327,210	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	1,885,259	1,885,259	1,047,361	1,047,361	418,941	395,044
Class A	N/A	N/A	2,564,690	2,564,690	1,209,760	1,209,760	483,900	458,052
California Portfolio	350,147	243,827	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	753,438	753,438	418,575	418,575	167,429	165,780
Class A	N/A	N/A	968,415	968,415	456,800	456,800	182,718	181,034
New York Portfolio	186,207	194,983	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	475,738	475,738	264,298	264,298	105,718	105,710
Class A	N/A	N/A	426,591	426,591	201,222	201,222	80,488	80,483

All fees are earned, waived and reimbursed at the Class level of each Portfolio, with the exception of Investment Management fees which are earned, waived and reimbursed at the portfolio level of each Portfolio.

As of October 31, 2013, the breakout of the Payable to Investment Manager and its affiliates and the reductions of the amounts Due from the Investment Manager and its affiliates from waivers on the Statements of Assets and Liabilities for each Portfolio are as follows:

	Investment Management Fees Payable	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees Payable	Distribution Fees Waived	Shareholder Service Fees Payable	Shareholder Service Fees Waived	Transfer Agent Fees Payable	Transfer Agent Fees Waived
Money Market Portfolio	$212,398	$52,674	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	$263,834	$263,834	$146,574	$146,574	$58,629	$58,605
Premium Class	N/A	N/A	33,068	33,068	4,530	4,530	4,530	4,525
Class A	N/A	N/A	647,350	647,350	305,353	305,353	122,140	122,140
Select Class	N/A	N/A	144,594	144,594	21,909	21,909	43,816	43,805
U.S. Government Portfolio	86,876	61,732	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	273,553	273,553	148,085	148,085	60,359	60,359
Class A	N/A	N/A	146,210	146,210	69,789	69,789	26,790	26,790
Municipal Portfolio	79,567	42,930	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	163,935	163,935	91,066	91,066	36,990	36,990
Class A	N/A	N/A	228,649	228,649	107,852	107,852	42,576	42,576
California Portfolio	31,922	32,533	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	66,273	66,273	36,747	36,747	14,699	14,699
Class A	N/A	N/A	91,342	91,342	43,058	43,058	17,223	17,223
New York Portfolio	15,430	20,272	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	39,592	39,592	21,995	21,995	8,798	8,798
Class A	N/A	N/A	35,152	35,152	16,581	16,581	6,632	6,632

24

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2013

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $45,000, payable quarterly;
2.	a meeting fee of $5,000 for each regular meeting attended in person;
3.	a meeting fee of $2,500 for each regular meeting attended by telephone;
4.	for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $2,500 for each such meeting attended;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	Retainer for Independent Board Chair is $10,000 annually, payable quarterly; and
7.	Retainer for Audit Committee Chair is $5,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Portfolio Risks

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Portfolios that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on

25

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2013

Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The following permanent differences are primarily attributable to the tax character of distributions or non-deductible excise tax. They have been reclassified to/from the following accounts during the fiscal year ended October 31, 2013:

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
TDAM Money Market Portfolio	$—	$(2,237)	$2,237
TDAM U.S. Government Portfolio	(363)	363	—

These reclassifications have no impact on net assets or net asset value per share.

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2013 and 2012, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
TDAM Money Market Portfolio	2013	$—	$287,984	$—	$287,984
	2012	—	347,633	—	347,633
TDAM U.S. Government Portfolio	2013	—	96,590	—	96,590
	2012	—	90,720	—	90,720
TDAM Municipal Portfolio	2013	90,980	—	—	90,980
	2012	82,948	621	848	84,417
TDAM California Portfolio	2013	34,263	904	—	35,167
	2012	30,874	630	—	31,504
TDAM New York Portfolio	2013	17,937	698	—	18,635
	2012	15,425	1,374	—	16,799

26

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2013

As of October 31, 2013, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
TDAM Money Market Portfolio	$48,820	$—	$(8,306)	$(23,453)	$17,061
TDAM U.S. Government Portfolio	39,459	—	(3,356)	(8,718)	27,385
TDAM Municipal Portfolio	—	8,214	—	(7,956)	258
TDAM California Portfolio	—	2,731	(4,797)	(3,191)	(5,257)
TDAM New York Portfolio	—	291	(36,000)	(1,536)	(37,245)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2013, the breakdown of capital loss carryforwards was as follows:

	Expiring October 31,
	2016	2018	2019	Total
TDAM California Portfolio	$4,716	$81	$—	$4,797
TDAM New York Portfolio	—	148	439	587

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss*
TDAM Money Market Portfolio	$8,306
TDAM U.S. Government Portfolio	3,356
TDAM New York Portfolio	35,413
*	This table should be used in conjunction with the capital loss carryforwards table.

During the year ended October 31, 2013, the California Portfolio utilized $1,867 of capital loss carryforwards to offset capital gains.

At October 31, 2013, the cost of investments of the Portfolios for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 7 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements as of the date of the report.

27

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 40.1%
BANKS — 4.8%
Caisse Centrale Desjardins du Quebec
0.18%, 12/13/13 (A)(B)	$22,800,000	$22,795,212
0.18%, 12/20/13 (A)(B)	32,000,000	31,992,160
0.24%, 2/19/14 (A)(B)	25,000,000	24,981,667
0.22%, 3/17/14 (A)(B)	25,000,000	24,979,222
Commonwealth Bank of Australia
0.20%, 12/5/13 (A)(B)	25,000,000	24,995,278
		129,743,539
DOMESTIC/FOREIGN BANK SUPPORTED — 2.8%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.16%, 12/3/13 (A)(B)	24,000,000	23,996,587
0.14%, 12/16/13 (A)(B)	10,000,000	9,998,250
0.14%, 12/18/13 (A)(B)	15,000,000	14,997,258
0.18%, 1/16/14 (A)(B)	25,000,000	24,990,500
		73,982,595
INDUSTRIAL & OTHER COMMERCIAL PAPER — 32.5%
Board of Trustees of The Leland Stanford Junior University
0.09%, 12/17/13 (A)	20,000,000	19,997,700
Coca-Cola
0.12%, 12/20/13 (A)(B)	25,000,000	24,995,917
0.14%, 2/18/14 (A)(B)	25,000,000	24,989,403
0.14%, 2/21/14 (A)(B)	25,000,000	24,989,111
Colgate-Palmolive
0.13%, 11/15/13 (A)(B)	50,000,000	49,997,472
Dean Health Systems
0.10%, 11/5/13 (A)	28,200,000	28,199,687
General Electric Capital
0.15%, 11/21/13 (A)	24,000,000	23,998,000
Harvard University
0.11%, 1/15/14 (A)	28,000,000	27,993,583
Microsoft
0.06%, 11/13/13 (A)(B)	24,000,000	23,999,520
National Australia Funding Delaware
0.15%, 11/19/13 (A)(B)	25,000,000	24,998,187
0.15%, 12/19/13 (A)(B)	24,000,000	23,995,200
Old Line Funding
0.24%, 1/21/14 (B)	18,610,000	18,601,625
0.24%, 3/3/14 (A)(B)	25,000,000	24,979,667
Princeton University
0.09%, 12/4/13	10,000,000	10,000,000
Procter & Gamble
0.09%, 12/6/13 (A)(B)	15,000,000	14,998,688
0.08%, 12/11/13 (A)(B)	35,000,000	34,996,889
0.10%, 1/10/14 (A)(B)	25,000,000	24,995,139

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Province of British Columbia Canada
0.13%, 1/23/14 (A)	$45,000,000	$44,986,512
0.13%, 2/19/14 (A)	30,000,000	29,988,083
Province of Ontario Canada
0.10%, 12/3/13 (A)	24,000,000	23,997,867
Province of Quebec Canada
0.11%, 12/19/13 (A)(B)	25,000,000	24,996,333
0.14%, 1/6/14 (A)(B)	25,000,000	24,993,583
PSP Capital
0.13%, 11/14/13 (A)(B)	24,000,000	23,998,873
0.13%, 11/19/13 (A)(B)	20,000,000	19,998,700
0.13%, 12/20/13 (A)(B)	31,000,000	30,994,515
Trinity Health
0.10%, 11/20/13 (A)	23,000,000	22,998,665
University of California
0.15%, 11/18/13 (A)	28,700,000	28,697,967
0.10%, 11/25/13 (A)	22,000,000	21,998,533
0.13%, 12/10/13 (A)	42,000,000	41,994,302
University of Texas System
0.11%, 12/2/13	23,000,000	23,000,000
0.16%, 12/6/13	16,200,000	16,200,000
Yale University
0.10%, 11/20/13 (A)	25,000,000	24,998,681
0.10%, 1/7/14 (A)	32,350,000	32,343,979
0.11%, 1/9/14 (A)	17,000,000	16,996,416
		879,908,797
TOTAL COMMERCIAL PAPER		1,083,634,931
MUNICIPAL OBLIGATIONS — 31.5%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 11/7/13 (C)(D)	1,900,000	1,900,000
Baton Rouge Parish, Exxon Project, AMT, RB
0.03%, 11/1/13 (D)	9,000,000	9,000,000
Board of Trustees of Michigan State University, TECP
0.11%, 12/9/13	28,000,000	28,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.06%, 11/7/13 (D)	3,500,000	3,500,000
California State, EFA, Stanford University Project, Ser L, RB
0.06%, 11/6/13 (D)	2,955,000	2,955,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.07%, 11/6/13 (D)	38,000,000	38,000,000

28

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — (continued)
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.06%, 11/6/13 (C)(D)	$3,000,000	$3,000,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.07%, 11/6/13 (D)	100,000	100,000
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
0.05%, 11/1/13 (D)	18,240,000	18,240,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 11/7/13 (D)	2,970,000	2,970,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 11/1/13 (D)	15,500,000	15,500,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 11/1/13 (D)	11,500,000	11,500,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 11/1/13 (D)	40,800,000	40,800,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 11/1/13 (D)	26,200,000	26,200,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 11/1/13 (D)	2,500,000	2,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.08%, 11/7/13 (C)(D)	3,030,000	3,030,000
Chicago, Ser D-2, GO, (LOC: Northern Trust Company)
0.05%, 11/1/13 (D)	14,000,000	14,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 11/1/13 (D)	$3,000,000	$3,000,000
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.06%, 11/7/13 (D)	23,900,000	23,900,000
Connecticut State, HEFA, Yale University Project, Ser Y-3, RB
0.05%, 11/1/13 (D)	10,950,000	10,950,000
County of Montgomery Maryland, CHE Trinity Health Credit Group Project
0.10%, 12/1/13 (D)	5,000,000	5,000,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.07%, 11/7/13 (D)	51,205,000	51,205,000
Emery County, PCFA, Pacificorp Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 11/6/13 (D)	3,500,000	3,500,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 11/7/13 (D)	3,350,000	3,350,000
Harris County, IDC, Exxon Project, AMT, RB
0.03%, 11/1/13 (D)	15,300,000	15,300,000
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.09%, 11/6/13 (C)(D)	4,145,000	4,145,000
Illinois State, DFA, American College of Surgeons Project, RB, (LOC: Northern Trust Company)
0.40%, 11/1/13 (D)	3,800,000	3,800,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.08%, 11/6/13 (D)	3,000,000	3,000,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.07%, 11/6/13 (D)	1,250,000	1,250,000

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — (continued)
Kern Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.18%, 11/7/13 (D)	$1,749,000	$1,749,000
Lincoln County, PCFA, Exxon Project, Ser A, AMT, RB
0.06%, 11/1/13 (D)	6,000,000	6,000,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.06%, 11/1/13 (D)	8,700,000	8,700,000
Lower Neches Valley Authority, IDC, Ser B-2, AMT, RB
0.03%, 11/1/13 (D)	15,000,000	15,000,000
Metropolitan Atlanta Rapid Transit Authority, TECP, (LIQ: Bank of New York)
0.12%, 1/13/14	37,000,000	37,000,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank N.A.)
0.15%, 11/7/13 (D)	17,000,000	17,000,000
Missouri State, HEFA, Health Care Project, Ser E, RB, (LOC: PNC Bank N.A.)
0.07%, 11/1/13 (D)	10,100,000	10,100,000
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.07%, 11/7/13 (D)	3,000,000	3,000,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 11/6/13 (D)	22,500,000	22,500,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 11/7/13 (D)	790,000	790,000
NYC, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 11/6/13 (D)	2,400,000	2,400,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB
0.07%, 11/1/13 (D)	46,800,000	46,800,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.04%, 11/1/13 (D)	15,760,000	15,760,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.07%, 11/1/13 (D)	$10,000,000	$10,000,000
NYC, Water & Sewer System, Ser B-3, RB
0.04%, 11/1/13 (D)	17,450,000	17,450,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.07%, 11/6/13 (D)	12,000,000	12,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 11/6/13 (C)(D)	2,000,000	2,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.07%, 11/6/13 (C)(D)	2,800,000	2,800,000
NYS, HFA, Gotham West Housing Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 11/6/13 (D)	33,000,000	33,000,000
NYS, HFA, Ser A
0.13%, 11/6/13 (D)	5,000,000	5,000,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.07%, 11/6/13 (C)(D)	2,600,000	2,600,000
Princeton University, TECP
0.11%, 11/7/13	31,000,000	31,000,000
Rhode Island State, SLA, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.13%, 11/6/13 (D)	16,000,000	16,000,000
Rhode Island State, SLA, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.14%, 11/6/13 (D)	12,600,000	12,600,000
State Mary Hospital Authority, Ser B
0.08%, 11/6/13 (D)	28,200,000	28,200,000
Tompkins County, Industrial Development Agency, Civic Facility Cornell Project, Ser A, RB
0.06%, 11/7/13 (D)	3,300,000	3,300,000
University of California, Ser Z-1, RB
0.11%, 11/7/13 (D)	10,000,000	10,000,000
University of California, Ser Z-2, RB
0.11%, 11/7/13 (D)	9,000,000	9,000,000

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — (continued)
University of Texas Permanent University Funding System, TECP
0.12%, 11/7/13	$24,000,000	$24,000,000
0.14%, 1/3/14	17,000,000	17,000,000
0.12%, 1/9/14	16,000,000	16,000,000
Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank N.A.)
0.04%, 11/1/13 (D)	20,000,000	20,000,000
Wayne County, Airport Authority, Detroit Metropolitan Wayne Airport Project, Ser E-2, AMT, RB, (LOC: PNC Bank N.A.)
0.23%, 11/6/13 (D)	6,400,000	6,400,000
Wisconsin State, TECP
0.10%, 11/6/13	19,000,000	19,000,000
Wisconsin State, TECP, (LIQ: Bank of New York)
0.10%, 11/5/13	18,300,000	18,300,000
TOTAL MUNICIPAL OBLIGATIONS		852,044,000
CERTIFICATES OF DEPOSIT — 11.2%
Australia & New Zealand Banking Group, NY
0.17%, 1/27/14	15,000,000	15,000,000
0.18%, 2/20/14	25,000,000	25,000,000
Bank of Montreal, IL
0.16%, 12/18/13	25,000,000	25,000,000
0.18%, 1/7/14	25,000,000	25,000,000
0.18%, 1/8/14	25,000,000	25,000,000
Bank of Nova Scotia
0.12%, 11/4/13	38,000,000	38,000,000
Canadian Imperial Bank of Commerce, NY
0.22%, 6/17/14	25,000,000	25,000,000
Commonwealth Bank of Australia, NY
0.23%, 12/27/13	25,000,000	25,000,000
National Bank of Canada
0.19%, 4/22/14	25,000,000	25,000,000
Royal Bank of Canada, NY
0.19%, 4/7/14	25,000,000	25,000,000
0.23%, 6/9/14	25,000,000	25,000,000
Westpac Banking Corp.
0.38%, 1/6/14	25,000,000	25,009,944
TOTAL CERTIFICATES OF DEPOSIT		303,009,944

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 9.5%
BANKS — 5.0%
Bank of Montreal, MTN
1.75%, 4/29/14	$5,925,000	$5,968,188
Bank of New York Mellon, MTN
1.50%, 1/31/14	1,600,000	1,604,920
4.30%, 5/15/14	20,756,000	21,206,717
Bank of Nova Scotia
2.38%, 12/17/13	9,625,000	9,650,648
Commonwealth Bank of Australia
2.13%, 3/17/14 (B)	5,750,000	5,790,989
National Australia Bank
0.96%, 11/12/13 (B)(E)	27,300,000	27,306,793
Royal Bank of Canada, MTN
1.45%, 10/30/14	29,340,000	29,662,801
US Bancorp, MTN
4.20%, 5/15/14	3,600,000	3,676,764
Westpac Banking
1.85%, 12/9/13	29,625,000	29,674,638
		134,542,458
DOMESTIC/FOREIGN BANK SUPPORTED — 1.4%
Corporate Finance Managers, Ser B (LOC: Wells Fargo Bank, N.A.)
0.18%, 2/2/43 (E)	37,890,000	37,890,000
Lauren Co. LLC, Ser 2003 (LOC: Wells Fargo Bank, N.A.)
0.23%, 7/1/33 (E)	200,000	200,000
PCP Investors LLC (LOC: Wells Fargo Bank, N.A.)
0.18%, 12/1/24 (E)	1,300,000	1,300,000
		39,390,000
FINANCIALS — 1.3%
General Electric Capital, MTN
5.90%, 5/13/14	14,338,000	14,766,475
5.65%, 6/9/14	5,600,000	5,782,394
4.75%, 9/15/14	15,096,000	15,685,764
		36,234,633
INDUSTRIALS — 1.8%
Merck & Co.
5.30%, 12/1/13	15,708,000	15,772,463
Wyeth
5.50%, 2/1/14	31,814,000	32,230,341
		48,002,804
TOTAL CORPORATE OBLIGATIONS		258,169,895
REGIONAL GOVERNMENT OBLIGATIONS — 1.9%
Province of Ontario Canada
1.38%, 1/27/14	47,589,000	47,727,322
Province of Quebec Canada
4.88%, 5/5/14	3,120,000	3,194,475
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		50,921,797

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS — 5.7%
Counterparty: Bank of Nova Scotia 0.09% dated 10/31/13, due 11/1/13 in the amount of $79,597,199, fully collateralized by a $80,893,800 U.S. Treasury Note, coupon 0.63%, maturity 8/15/16 value $81,189,203	$79,597,000	$79,597,000
Counterparty: RBC Capital Markets 0.07% dated 10/31/13, due 11/1/13 in the amount of $75,000,146 fully collateralized by a $77,737,900 U.S. Treasury Note, coupon 0.75%, maturity 3/31/18 value $76,500,059	75,000,000	75,000,000
TOTAL REPURCHASE AGREEMENTS		154,597,000
TOTAL INVESTMENTS (Cost $2,702,377,567) — 99.9%		2,702,377,567
OTHER ASSETS AND LIABILITIES, NET — 0.1%		2,528,832
NET ASSETS — 100.0%		$2,704,906,399

(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2013, these securities amounted to $678,342,738 or 25.08% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(D)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2013. Date shown is the date on which the Portfolio can unconditionally demand payment.
(E)	Variable rate security. The rate shown is the current rate on October 31, 2013. Date shown represents the final maturity date.

AMT — Alternative Minimum Tax

DFA — Developmental Finance Authority

EFA — Educational Facilities Authority

GO — General Obligation

GTY — Guarantee

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

IDB — Industrial Development Board

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFA — Municipal Finance Authority

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

MTN — Medium Term Note

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

SLA — Student Loan Authority

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 69.7%
FANNIE MAE — 4.7%
0.14%, 11/8/13 (A)(B)	$5,000,000	$5,000,100
0.75%, 12/18/13 (A)	7,500,000	7,506,617
1.25%, 2/27/14 (A)	25,000,000	25,090,233
1.13%, 6/27/14 (A)	6,975,000	7,020,768
0.88%, 8/28/14 (A)	885,000	890,411
		45,508,129
FANNIE MAE, DISCOUNT NOTE — 10.2%
0.08%, 11/1/13 (A)(C)	40,000,000	40,000,000
0.07%, 11/13/13 (A)(C)	37,368,000	37,367,128
0.08%, 1/22/14 (A)(C)	9,000,000	8,998,360
0.07%, 3/12/14 (A)(C)	12,500,000	12,497,043
		98,862,531
FEDERAL FARM CREDIT BANK — 10.1%
0.20%, 11/20/13	7,750,000	7,750,550
0.19%, 12/13/13	28,750,000	28,752,774
0.15%, 2/13/14	25,000,000	25,005,160
0.26%, 3/4/14	9,900,000	9,903,608
0.15%, 6/24/14	12,500,000	12,502,726
0.16%, 9/3/14	14,000,000	13,998,564
		97,913,382
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 4.7%
0.03%, 11/20/13 (C)	12,500,000	12,499,802
0.13%, 3/5/14 (C)	32,500,000	32,485,447
		44,985,249
FEDERAL HOME LOAN BANK — 13.5%
0.10%, 11/1/13	25,000,000	25,000,000
0.38%, 11/27/13	32,500,000	32,506,608
3.13%, 12/13/13	12,500,000	12,544,155
0.88%, 12/27/13	10,000,000	10,011,644
0.27%, 1/23/14	3,500,000	3,501,088
0.09%, 1/30/14	20,000,000	19,999,674
0.08%, 3/10/14	15,000,000	14,999,697
0.13%, 3/19/14	12,500,000	12,499,009
		131,061,875
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 17.1%
0.03%, 11/22/13 (C)	20,000,000	19,999,650
0.04%, 12/4/13 (C)	30,000,000	29,998,900
0.06%, 12/6/13 (C)	50,000,000	49,997,083
0.04%, 12/27/13 (C)	65,000,000	64,995,956
		164,991,589
FREDDIE MAC — 3.0%
0.38%, 11/27/13 (A)	5,000,000	5,000,980
0.63%, 12/23/13 (A)	22,500,000	22,516,833
1.00%, 7/30/14 (A)	1,405,000	1,414,087
		28,931,900

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FREDDIE MAC, DISCOUNT NOTE — 6.4%
0.05%, 12/2/13 (A)(C)	$30,000,000	$29,998,838
0.07%, 1/6/14 (A)(C)	12,500,000	12,498,511
0.09%, 5/6/14 (A)(C)	10,000,000	9,995,350
0.09%, 6/4/14 (A)(C)	10,000,000	9,994,625
		62,487,324
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		674,741,979
U.S. TREASURY OBLIGATION — 2.6%
U.S. Treasury Bill
0.02%, 11/21/13 (C)	25,000,000	24,999,722
TOTAL U.S. TREASURY OBLIGATION		24,999,722
REPURCHASE AGREEMENTS — 27.7%
Counterparty: Bank of Nova Scotia 0.09% dated 10/31/13, due 11/1/13 in the amount of $147,684,369, fully collateralized by a $150,826,600 U.S. Treasury Note, coupon 0.25%, maturity 10/31/15 value $150,638,067	147,684,000	147,684,000
Counterparty: RBC Capital Markets 0.07% dated 10/31/13, due 11/1/13 in the amount of $120,000,233, fully collateralized by U.S. Treasury Notes, par value $31,039,000 – $90,175,600, coupon range 0.25% – 4.25%, maturity range 8/15/14 – 12/15/15, value $122,400,000	120,000,000	120,000,000
TOTAL REPURCHASE AGREEMENTS		267,684,000
TOTAL INVESTMENTS (Cost $967,425,701) — 100.0%		967,425,701
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(176,471)
NET ASSETS — 100.0%		$967,249,230

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Variable rate security. The rate shown is the current rate on October 31, 2013. Date shown represents the final maturity date.
(C)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 94.9%
ALABAMA — 0.5%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.28%, 11/7/13 (A)	$4,650,000	$4,650,000
ARIZONA — 1.4%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 11/1/13 (A)	12,870,000	12,870,000
CALIFORNIA — 2.4%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.06%, 11/7/13 (A)	2,700,000	2,700,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.08%, 11/6/13 (A)(B)	740,000	740,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.06%, 11/6/13 (A)(B)	1,915,000	1,915,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.03%, 11/1/13 (A)	2,000,000	2,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.08%, 11/7/13 (A)	8,000,000	8,000,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 11/6/13 (A)	7,100,000	7,100,000
		22,455,000
COLORADO — 0.3%
Boulder County, Housing Authority, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.18%, 11/7/13 (A)	965,000	965,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.13%, 11/7/13 (A)	$1,900,000	$1,900,000
		2,865,000
CONNECTICUT — 1.6%
Connecticut State, HEFA, TECP
0.07%, 12/10/13	6,490,000	6,490,000
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.06%, 11/7/13 (A)	8,690,000	8,690,000
		15,180,000
FLORIDA — 1.0%
Alachua County, Housing Finance Authority, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.10%, 11/6/13 (A)(B)	6,810,000	6,810,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.10%, 11/6/13 (A)(B)	2,100,000	2,100,000
		8,910,000
GEORGIA — 7.2%
Douglas County, Development Authority, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 11/7/13 (A)	3,950,000	3,950,000
Main Street Natural Gas Inc., Ser A, RB, (LIQ: Royal Bank of Canada)
0.08%, 11/7/13 (A)	20,000,000	20,000,000
Metropolitan Atlanta Rapid Transit Authority, TECP, (LIQ: Bank of New York)
0.11%, 12/2/13	17,300,000	17,300,000
0.12%, 1/13/14	13,000,000	13,000,000
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.08%, 11/6/13 (A)	12,500,000	12,500,000
		66,750,000
IDAHO — 1.0%
Idaho State, TRAN
2.00%, 6/30/14	9,000,000	9,107,318

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
ILLINOIS — 7.7%
Chicago, Ser D-1, GO, (LOC: Bank of Montreal)
0.05%, 11/1/13 (A)	$2,000,000	$2,000,000
Chicago, Ser D-2, GO, (LOC: Northern Trust Company)
0.05%, 11/1/13 (A)	5,100,000	5,100,000
Illinois State, EFA, Adler Planetarium Project, RB, (LOC: PNC Bank N.A.)
0.08%, 11/6/13 (A)	6,200,000	6,200,000
Illinois State, EFA, TECP
0.12%, 1/6/14	12,575,000	12,575,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.06%, 11/7/13 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.08%, 11/7/13 (A)	3,700,000	3,700,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser F, RB, (LOC: Bank of Montreal)
0.07%, 11/7/13 (A)	13,345,000	13,345,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser G, RB, (LOC: Bank of Montreal)
0.07%, 11/7/13 (A)	5,000,000	5,000,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.07%, 11/6/13 (A)	12,800,000	12,800,000
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.09%, 11/7/13 (A)	3,600,000	3,600,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.11%, 11/7/13 (A)	2,100,000	2,100,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.23%, 11/6/13 (A)	$3,630,000	$3,630,000
		71,850,000
INDIANA — 1.0%
Indiana State, DFA, Sheet Metal Workers Local 20, RB, (LOC: U.S. Bank, N.A.)
0.23%, 11/7/13 (A)	275,000	275,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.07%, 11/7/13 (A)	2,700,000	2,700,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.07%, 11/6/13 (A)	4,000,000	4,000,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 11/6/13 (A)	3,000,000	3,000,000
		9,975,000
IOWA — 1.3%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 11/7/13 (A)	6,605,000	6,605,000
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.23%, 11/7/13 (A)	830,000	830,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 11/7/13 (A)	4,280,000	4,280,000
		11,715,000

35

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
KENTUCKY — 1.2%
City of Williamstown, League of Cities Funding Trust, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.09%, 11/1/13 (A)	$2,815,000	$2,815,000
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 11/6/13 (A)	8,500,000	8,500,000
		11,315,000
MARYLAND — 2.6%
County of Montgomery Maryland, CHE Trinity Health Credit Group Project
0.10%, 12/1/13 (A)	8,910,000	8,910,000
John Hopkins University, TECP
0.11%, 11/7/13	3,200,000	3,200,000
0.07%, 11/18/13	4,700,000	4,700,000
0.09%, 2/19/14	7,000,000	7,000,000
		23,810,000
MASSACHUSETTS — 1.6%
Massachusetts State, HEFA, TECP
0.08%, 11/5/13	7,100,000	7,100,000
0.08%, 12/4/13	7,800,000	7,800,000
		14,900,000
MICHIGAN — 7.6%
Board of Trustees of Michigan State University, TECP
0.07%, 11/1/13	26,000,000	26,000,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.10%, 11/7/13 (A)	8,040,000	8,040,000
Michigan State, HFA, TECP
0.11%, 1/28/14	27,540,000	27,540,000
Wayne County, Airport Authority, Detroit Metropolitan Wayne Airport Project, Ser E-2, AMT, RB, (LOC: PNC Bank N.A.)
0.23%, 11/6/13 (A)	9,600,000	9,600,000
		71,180,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MINNESOTA — 5.8%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.08%, 11/7/13 (A)	$7,200,000	$7,200,000
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.08%, 11/7/13 (A)	10,750,000	10,750,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 11/7/13 (A)	23,985,000	23,985,000
University of Minnesota, TECP
0.09%, 1/13/14	12,500,000	12,500,000
		54,435,000
MISSOURI — 6.1%
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.08%, 11/6/13 (A)	7,000,000	7,000,000
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.07%, 11/7/13 (A)	13,650,000	13,650,000
Missouri State, HEFA, TECP
0.10%, 1/3/14	20,000,000	20,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: Bank of Montreal)
0.07%, 11/6/13 (A)	16,000,000	16,000,000
		56,650,000
NEVADA — 0.6%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 11/6/13 (A)	6,000,000	6,000,000

36

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW MEXICO — 2.6%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 11/7/13 (A)	$16,000,000	$16,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 11/7/13 (A)	8,400,000	8,400,000
		24,400,000
NEW YORK — 7.2%
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 11/6/13 (A)	8,400,000	8,400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 11/1/13 (A)	5,000,000	5,000,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.07%, 11/6/13 (A)(B)	2,500,000	2,500,000
NYC, Municipal Water Finance Authority, 2nd General, Ser DD-2, RB, (LIQ: CALSTRS/State Street Bank & Trust Co.)
0.04%, 11/1/13 (A)	3,000,000	3,000,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.07%, 11/6/13 (A)	2,000,000	2,000,000
NYS, HFA, Gotham West Housing Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 11/6/13 (A)	2,000,000	2,000,000
NYS, HFA, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.07%, 11/6/13 (A)	8,000,000	8,000,000
NYS, HFA, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 11/6/13 (A)	4,800,000	4,800,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYS, HFA, West 30th Street Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.07%, 11/6/13 (A)	$7,500,000	$7,500,000
NYS, Liberty Development, World Trade Center Project, RB
0.23%, 3/19/14 (A)	6,000,000	6,000,000
NYS, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo, Bank, N.A., State Street Bank & Trust Co., Bank of New York)
0.15%, 3/1/14 (A)	3,500,000	3,500,000
Port Authority of New York and New Jersey, TECP
0.12%, 1/14/14	13,900,000	13,900,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB, (LOC: CALSTRS)
0.04%, 11/1/13 (A)	100,000	100,000
		66,700,000
OHIO — 4.1%
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.07%, 11/7/13 (A)	20,500,000	20,500,000
Franklin County, Health Care, Ohio Presbyterian Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.07%, 11/7/13 (A)	7,000,000	7,000,000
Parma, Hospital Improvement, Parma Community General Hospital Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.07%, 11/7/13 (A)	10,450,000	10,450,000
		37,950,000
OREGON — 1.1%
State of Oregon, Ser A, RB
1.50%, 7/31/14	10,000,000	10,098,391
PENNSYLVANIA — 2.1%
Pennsylvania State University, Ser B, RB
0.22%, 6/1/14 (A)	14,000,000	14,000,000

37

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
PENNSYLVANIA — (continued)
Philadelphia, Authority for Industrial Development, Ser B-3, RB, (LOC: PNC Bank N.A.)
0.07%, 11/7/13 (A)	$5,325,000	$5,325,000
		19,325,000
RHODE ISLAND — 0.1%
Rhode Island, Industrial Facilities Corp., Exxon Mobil Project, RB
0.02%, 11/1/13 (A)	900,000	900,000
TEXAS — 10.5%
Dallas Area Rapid Transit Authority, TECP
0.10%, 12/3/13	9,000,000	9,000,000
0.13%, 12/12/13	8,300,000	8,300,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 11/7/13 (A)	10,000,000	10,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 11/7/13 (A)(C)	13,000,000	13,000,000
Harris County, Cultural Education Facilities Finance Corp., Hermann Health Project, Ser D-3, RB, (LOC: Northern Trust Company)
0.08%, 11/7/13 (A)	5,000,000	5,000,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, RB
0.06%, 11/1/13 (A)	2,700,000	2,700,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B, AMT, RB
0.03%, 11/1/13 (A)	9,000,000	9,000,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.03%, 11/1/13 (A)	3,900,000	3,900,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.08%, 11/6/13 (A)	3,000,000	3,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.07%, 11/6/13 (A)	$4,000,000	$4,000,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.10%, 11/7/13 (A)(B)	5,700,000	5,700,000
University of Texas System, Ser B, RB
0.04%, 11/7/13 (A)	2,720,000	2,720,000
University of Texas System, TECP
0.08%, 12/9/13	16,800,000	16,800,000
University of Texas, Permanent University Funding System, Ser A, RB
0.04%, 11/7/13 (A)	4,900,000	4,900,000
		98,020,000
UTAH — 1.5%
Park City, Ski & Snowboard Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 11/7/13 (A)	4,260,000	4,260,000
Utah State, Housing, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.09%, 11/7/13 (A)	9,225,000	9,225,000
		13,485,000
VIRGINIA — 4.4%
Norfolk, IDA, TECP
0.10%, 11/15/13	7,000,000	7,000,000
University of Virginia, TECP
0.08%, 12/4/13	15,000,000	15,000,000
0.07%, 1/8/14	10,000,000	10,000,000
0.07%, 1/16/14	9,266,000	9,266,000
		41,266,000
WASHINGTON — 3.6%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.12%, 11/7/13 (A)	800,000	800,000

38

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WASHINGTON — (continued)
Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.12%, 11/7/13 (A)	$100,000	$100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 11/7/13 (A)(B)	9,320,000	9,320,000
Washington State, HFC, Lake Wash Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.10%, 11/6/13 (A)	1,500,000	1,500,000
Washington State, Housing Finance Commission, Bremerton Senior Living Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 11/7/13 (A)(B)	6,200,000	6,200,000
Washington State, Housing Finance Commission, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.10%, 11/7/13 (A)(B)	6,365,000	6,365,000
Washington State, Housing Finance Commission, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 11/7/13 (A)(B)	2,000,000	2,000,000
Washington State, Housing Finance Commission, Oxford Square Apartments Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.12%, 11/7/13 (A)	2,250,000	2,250,000
Washington State, Housing Finance Commission, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 11/7/13 (A)(B)	4,620,000	4,620,000
		33,155,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WISCONSIN — 3.5%
Wisconsin State, TECP, (LIQ: Bank of New York)
0.10%, 11/4/13	$14,500,000	$14,500,000
0.10%, 11/5/13	11,931,000	11,931,000
0.11%, 3/18/14	6,000,000	6,000,000
		32,431,000
WYOMING — 3.3%
County of Sweetwater Wyoming, PacifiCorp Project, Ser A, (LOC: Bank of Nova Scotia)
0.07%, 11/6/13 (A)	19,600,000	19,600,000
Wyoming State, Student Loan Corp., Ser A-2, RB, (LOC: Royal Bank of Canada)
0.07%, 11/7/13 (A)	11,255,000	11,255,000
		30,855,000
TOTAL MUNICIPAL OBLIGATIONS		883,202,709
TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
Freddie Mac, MFC, Ser M001, Cl A, AMT, RB
0.14%, 11/7/13	16,111,307	16,111,307
Freddie Mac, MFC, Ser M002, AMT, RB
0.14%, 11/7/13	19,251,184	19,251,184
Freddie Mac, MFC, Ser M008, AMT, RB
0.14%, 11/7/13	9,572,018	9,572,018
TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		44,934,509
TOTAL INVESTMENTS (Cost $928,137,218) — 99.7%		928,137,218
OTHER ASSETS AND LIABILITIES, NET — 0.3%		3,185,234
NET ASSETS — 100.0%		$931,322,452

39

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2013

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2013. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2013, these securities amounted to $13,000,000 or 1.40% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

Cl — Class

DFA — Development Finance Authority

EFA — Educational Facilities Authority

GO — General Obligation

HDA — Housing Development Authority

HDC — Housing Development Corp.

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

IDRB — Industrial Development Revenue Bond

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TCLF — Temporary Credit Liquidity Facility

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements

40

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 91.2%
CALIFORNIA — 91.2%
ABAG Finance Authority for Nonprofit Corps., Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 11/7/13 (A)(B)	$6,600,000	$6,600,000
Bay Area Toll Authority, Ser D2, RB
0.06%, 11/7/13 (B)	5,200,000	5,200,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.06%, 11/7/13 (B)	16,800,000	16,800,000
California State, EFA, TECP
0.10%, 12/20/13	17,000,000	17,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.07%, 11/6/13 (B)	5,000,000	5,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank N.A.)
0.07%, 11/6/13 (B)	5,100,000	5,100,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB, (LOC: Bank of Montreal)
0.07%, 11/6/13 (B)	6,725,000	6,725,000
0.06%, 11/6/13 (B)	7,800,000	7,800,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.06%, 11/7/13 (B)	6,150,000	6,150,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.06%, 11/6/13 (B)	9,510,000	9,510,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.03%, 11/1/13 (B)	$1,935,000	$1,935,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB, (LOC: Northern Trust Company)
0.03%, 11/1/13 (B)	3,000,000	3,000,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser D, RB, (LOC: Wells Fargo Bank, N.A.)
0.07%, 11/6/13 (B)	4,000,000	4,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.07%, 11/6/13 (B)	12,900,000	12,900,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.08%, 11/6/13 (A)(B)	16,700,000	16,700,000
California State, HFA, MFH Project, Ser D, RB, (LOC: Fannie Mae)
0.06%, 11/6/13 (A)(B)	525,000	525,000
California State, HFA, MFH Project, Ser E, AMT, RB, (LOC: Fannie Mae)
0.08%, 11/6/13 (A)(B)	2,200,000	2,200,000
California State, HFA, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 11/6/13 (A)(B)	2,800,000	2,800,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.07%, 11/6/13 (B)	4,900,000	4,900,000
California State, Infrastructure & Economic Development Bank, Nature Kist Snacks Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.11%, 11/7/13 (B)	2,700,000	2,700,000

41

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA — (continued)
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
0.05%, 11/1/13 (B)	$2,090,000	$2,090,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 11/7/13 (B)	2,500,000	2,500,000
California State, PCFA, Exxon Mobile Project, AMT, RB
0.02%, 11/1/13 (B)	6,795,000	6,795,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.03%, 11/1/13 (B)	11,000,000	11,000,000
California State, TECP
0.07%, 11/12/13	10,000,000	10,000,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.12%, 11/7/13 (A)(B)	9,600,000	9,600,000
California Statewide, Community Development Authority, Masters College Project, RB, (LOC: U.S. Bank N.A.)
0.09%, 11/7/13 (B)	2,605,000	2,605,000
California Statewide, Community Development Authority, Oakmont Chino Hills, Ser P, AMT, RB, (LOC: Fannie Mae)
0.09%, 11/7/13 (A)(B)	5,000,000	5,000,000
California Statewide, Community Development Authority, Pavillion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.09%, 11/7/13 (A)(B)	3,600,000	3,600,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.06%, 11/7/13 (B)	11,000,000	11,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.08%, 11/7/13 (B)	16,500,000	16,500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Duarte Redevelopment Agency, Johnson Duarte Project, Ser B, COP, (LOC: General Electric Capital Corporation)
0.07%, 11/7/13 (B)	$5,000,000	$5,000,000
Duarte Redevelopment Agency, Piken Duarte Partners Project, Ser A, COP, (LOC: General Electric Capital Corporation)
0.07%, 11/7/13 (B)	7,000,000	7,000,000
Irvine Ranch, Water District, GO
0.05%, 11/1/13 (B)	10,000,000	10,000,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.06%, 11/7/13 (B)	5,620,000	5,620,000
Irvine, Assessment District No. 03-19, Ser A, SAB
0.06%, 11/1/13 (B)	1,600,000	1,600,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser 1997, SAB, (LOC: State Street Bank & Trust Co.)
0.03%, 11/1/13 (B)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 11/7/13 (A)(B)	7,100,000	7,100,000
Los Angeles County, Ser A, TRAN
2.00%, 2/28/14	16,000,000	16,095,200
Los Angeles County, TECP
0.12%, 11/14/13	5,000,000	5,000,000
0.11%, 1/7/14	1,600,000	1,600,000
Port of Oakland, TECP
0.09%, 11/7/13	7,133,000	7,133,000
San Diego County, COP, (LOC: Northern Trust Company)
0.08%, 11/7/13 (B)	2,250,000	2,250,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 11/6/13 (B)	6,900,000	6,900,000

42

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA — (continued)
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.07%, 11/6/13 (B)	$4,600,000	$4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.09%, 11/7/13 (B)	1,375,000	1,375,000
Santa Cruz County, Housing Authority, Paloma Del Mar Apartments Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.18%, 11/6/13 (B)	7,700,000	7,700,000
Torrance, Torrance Memorial Medical Center, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 11/6/13 (B)	5,000,000	5,000,000
University of California, Ser AL-1, RB
0.04%, 11/7/13 (B)	3,000,000	3,000,000
University of California, Ser AL-2, RB
0.06%, 11/7/13 (B)	4,000,000	4,000,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.08%, 11/6/13 (B)	7,300,000	7,300,000
TOTAL MUNICIPAL OBLIGATIONS		327,120,200
TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.9%
Freddie Mac, MFC, Ser M001, Cl A, AMT
0.14%, 11/7/13 (A)(B)	15,092,267	15,092,267
Freddie Mac, MFC, Ser M007, Cl A, AMT
0.14%, 11/7/13 (A)(B)	9,668,439	9,668,439
TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		24,760,706

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 2.2%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 2.2%
California State, Health Facilities Financing Authority
0.15%, 12/5/13	$2,150,000	$2,150,000
University of California
0.07%, 12/5/13	5,901,000	5,901,000
TOTAL COMMERCIAL PAPER		8,051,000
TOTAL INVESTMENTS (Cost $359,931,906) — 100.3%		359,931,906
OTHER ASSETS AND LIABILITIES, NET — (0.3)%		(1,034,909)
NET ASSETS — 100.0%		$358,896,997

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2013. Date shown is the date on which the Portfolio can unconditionally demand payment.

ABAG — Association of Bay Area Government

AMT — Alternative Minimum Tax

Cl — Class

COP — Certificate of Participation

EFA — Educational Facilities Authority

GO — General Obligation

HFA — Housing Finance Authority

LIQ — Liquidity Agreement

LOC — Letter of Credit

MFA — Municipal Finance Authority

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

N.A. — National Association

PCFA — Pollution Control Finance Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TCLF — Temporary Credit Liquidity Facility

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements

43

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.7%
NEW YORK — 100.7%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 11/7/13 (A)(B)	$5,020,000	$5,020,000
Geneva, Housing Finance Authority, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.14%, 11/7/13 (B)	1,915,000	1,915,000
Long Island, Power Authority, Ser 1B, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 11/1/13 (B)	4,500,000	4,500,000
Long Island, Power Authority, TECP
0.09%, 11/15/13	2,831,000	2,831,000
Nassau County, Interim Finance Authority, Ser C, RB, (LIQ: JPMorgan Chase Bank, N.A.)
0.08%, 11/6/13 (B)	400,000	400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 11/1/13 (B)	5,000,000	5,000,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.07%, 11/6/13 (A)(B)	7,400,000	7,400,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.07%, 11/6/13 (A)(B)	7,800,000	7,800,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.07%, 11/6/13 (A)(B)	5,000,000	5,000,000
NYC, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 11/6/13 (B)	2,490,000	2,490,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYC, Industrial Development Agency, USA Waste Services, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 11/7/13 (B)	$1,400,000	$1,400,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB
0.07%, 11/1/13 (B)	1,340,000	1,340,000
NYC, Municipal Water Finance Authority, Ser B-4, RB
0.07%, 11/1/13 (B)	4,000,000	4,000,000
NYC, Ser A-5, GO, (LIQ: Bank of Nova Scotia)
0.05%, 11/1/13 (B)	1,000,000	1,000,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.04%, 11/1/13 (B)	2,700,000	2,700,000
NYC, Transitional Future Tax Secured, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.02%, 11/1/13 (B)	2,355,000	2,355,000
NYC, Transitional Future Tax Secured, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 11/6/13 (B)	2,800,000	2,800,000
NYC, Transitional Future Tax Secured, Ser A-6, RB
0.04%, 11/1/13 (B)	2,700,000	2,700,000
NYC, Trust for Cultural Resources, Lincoln Center Project, Ser A-2, RB, (LOC: Bank of New York Mellon)
0.02%, 11/1/13 (B)	4,775,000	4,775,000
NYS, Dormitory Authority, Columbia University, Ser A, RB
0.06%, 11/6/13 (B)	6,500,000	6,500,000
NYS, Dormitory Authority, Rockefeller University, Ser B, RB
0.07%, 11/7/13 (B)	7,525,000	7,525,000
NYS, Dormitory Authority, Ser C, RB
4.00%, 3/15/14	1,895,000	1,921,947
NYS, Dormitory Authority, TECP
0.08%, 1/7/14	7,000,000	7,000,000

44

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK — (continued)
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.07%, 11/6/13 (B)	$7,500,000	$7,500,000
NYS, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 11/6/13 (A)(B)	2,000,000	2,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 11/6/13 (A)(B)	3,000,000	3,000,000
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.07%, 11/6/13 (A)(B)	1,000,000	1,000,000
NYS, HFA, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.08%, 11/6/13 (A)(B)	6,300,000	6,300,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.07%, 11/6/13 (A)(B)	2,050,000	2,050,000
NYS, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.07%, 11/6/13 (A)(B)	5,000,000	5,000,000
NYS, HFA, Gotham West Housing Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 11/6/13 (B)	4,415,000	4,415,000
NYS, HFA, Gotham West Housing Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 11/6/13 (B)	1,200,000	1,200,000
NYS, HFA, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 11/6/13 (B)	3,000,000	3,000,000
NYS, HFA, West 30th Street Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.07%, 11/6/13 (B)	1,000,000	1,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYS, HFA, West 30th Street Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.07%, 11/6/13 (B)	$7,500,000	$7,500,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 11/6/13 (A)(B)	3,000,000	3,000,000
NYS, Liberty Development, World Trade Center Project, RB
0.23%, 3/19/14 (B)	7,000,000	7,000,000
NYS, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo Bank, N.A., State Street Bank & Trust Co., Bank of New York Mellon)
0.15%, 3/1/14 (B)	6,000,000	6,000,000
NYS, Power Authority, TECP
0.10%, 12/16/13	6,000,000	6,000,000
Port Authority of New York and New Jersey, TECP
0.12%, 1/14/14	2,000,000	2,000,000
0.12%, 2/19/14	7,025,000	7,025,000
Tompkins County, Industrial Development Agency, Civic Facility Cornell Project, Ser A, RB
0.06%, 11/7/13 (B)	4,475,000	4,475,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 11/6/13 (B)	4,335,000	4,335,000
Triborough Bridge & Tunnel Authority, Ser B-2, RB, (LOC: CALSTRS)
0.07%, 11/6/13 (B)	3,855,000	3,855,000
Triborough Bridge & Tunnel Authority, Ser B-3, RB
0.07%, 11/1/13 (B)	900,000	900,000
TOTAL MUNICIPAL OBLIGATIONS (Cost $176,927,947) — 100.7%		176,927,947
OTHER ASSETS AND LIABILITIES, NET — (0.7)%		(1,233,949)
NET ASSETS — 100.0%		$175,693,998

45

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2013

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2013. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

HDC — Housing Development Corporation

HFA — Housing Finance Authority

GO — General Obligation

LIQ — Liquidity Agreement

LOC — Letter of Credit

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements

46

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio (five of the series comprising TD Asset Management USA Funds Inc.) (the “Portfolios”) as of October 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio of TD Asset Management USA Funds Inc. at October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 19, 2013

47

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or TD Ameritrade, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900. The following chart lists Directors and Officers as of December 2, 2013.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 61	Chairman and Director	Chairman since 6/20/13; Director since 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Senior Advisor, Stonepoint Capital 2008 to 2011; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm) since 2004; Managing Director, Head of Private Wealth Management for Morgan Stanley, 2006 through 2008.	21	Director, Spruce Private Investors since 2012; Director, USC Marshall Business School Board since 2010; Director of Lepercq, de Neuflize and Co. since 2009. President of Christ Church Trustees since 2008; Chairman and Trustee of Whittier College since 1995.
PETER B.M. EBY c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age:75	Director	Since: 6/6/02	Retired.	21	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited since May 2000.
JAMES E. KELLY c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 62	Director	Since: 12/18/08	Consultant, financial services attorney and real estate investor; teacher at Empire State College from March 2008 through September 2010; Senior advisor to New York State Banking Department during 2009; Trustee of Albany Law School since 1998, Vice Chairman since 2013, Member of the Finance Committee and Chair of the Long Range Planning Committee since 2010, and Member of the Dean Search Committee in 2011; Director from 2002 to 2009 and President from 2004 to 2008 of the Allen Bass Fund, Inc.	21	Director and Vice Chairman, Albany Law School Board of Trustees.
LAWRENCE J. TOAL c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 76	Director	Since: 12/12/95	Retired.	21	None.
Interested Director
Barbara F. Palk††† c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 62	Director	Since: 12/17/10	Senior Vice President — Wholesale Banking TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	21	Director of Ontario Teachers' Pension Plan Board since 2011; Queens University; Greenwood College School; The Perimeter Institute; The Shaw Festival; The Canadian Coalition for Good Governance; Director, First National Financial Corporation.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2013.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

48

Directors and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
KEVIN LEBLANC c/o TDAM USA Inc. 399 Park Avenue, 32nd Floor New York, NY 10022 Age: 50	President and Chief Executive Officer	Since: 12/6/11	Chief Administrative Officer of Epoch Investment Partners since March 2013 and President and Chief Executive Officer of TD Asset Management USA Funds Inc. Previously, Chief Operating Officer of TD Asset Management Inc. from September 2010 to March 2013; Vice Chair of TD Asset Management since 2007; Officer of The Investment Manager since April 2010 and Chief Operating Officer of The Investment Manager since December 2010.
MAYA GITTENS c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 49	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.
ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 45	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.
MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 42	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.
CURTIS BARNES c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 60	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc.
MICHELE R. TEICHNER c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 54	Chief Compliance Officer, Vice President and Assistant Secretary	Since: 6/11/04 (Chief Compliance Officer) and 11/2/99	Since January 2006, Managing Director.
†	The table shows the time period for which each individual has served an Officer. There is no set term of office for Officers.

49

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51

TDAMANN01

TD Asset Management

ANNUAL REPORT

October 31, 2013

TD Asset Management USA Funds Inc.

TDAM Institutional Money Market Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Municipal Money Market Fund

–	Institutional Class
–	Institutional Service Class

TDAM Institutional U.S. Government Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Treasury Obligations Money Market Fund

–	Institutional Service Class
–	Commercial Class

TDAM Short-Term Bond Fund

–	Institutional Class
–	Advisor Class

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

TD ASSET MANAGEMENT USA FUNDS INC.

Board of Directors and Executive Officers

DIRECTORS
Barbara F. Palk Interested Director	Peter B. M. Eby Corporate Director
James E. Kelly Consultant and Attorney	Donald J. Herrema Founder of BlackSterling Partners, LLC and Former CEO of Bessemer Trust
Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc.

EXECUTIVE OFFICERS
Kevin LeBlanc President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator
TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Independent Registered
Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street
Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900
Shareholder Servicing Agent TD Bank, N.A. 1006 Astoria Blvd. Cherry Hill, NJ 08034
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001
Transfer Agent Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

During the fiscal year ended October 31, 2013, financial markets were mixed; overall, equities rose while bonds declined. U.S. equities generated strong returns as the S&P 500 Index rose 27% and reached a number of all-time highs over the period. Gains were widespread, with all ten of the Index’s sectors gaining. In terms of fixed income, yields on U.S. Treasuries rose over the fiscal year and, broadly, nominal returns for the 12 months were negative. Similarly, corporate bond prices also declined over the period as their yields rose. With both Treasuries and corporate bonds declining, the Barclays US Aggregate Bond Index was down 1% over the period.

Financial markets were once again largely influenced by investor reactions to global economic developments and policy decisions made by major central banks. Over the first half of the fiscal year, financial markets were positive in spite of a number of challenges, such as concern over the U.S. fiscal cliff, the impact of sequester-related cutbacks, and ongoing uncertainty in Europe. However, investor sentiment was bolstered by central banks’ supportive stances and by promising international and domestic developments, including signs of a nascent recovery in the U.S. economy. During the second half of the fiscal year, equities continued to gain but bonds declined as improvements in the U.S. economy led to investor speculation about the potential for a reduction in the U.S. Federal Reserve’s $85-billion per month asset purchase program. Treasury yields, particularly those at the long end of the curve, rose notably over the summer after comments from U.S. Federal Reserve Chairman Ben Bernanke seemed to indicate the reduction would begin in September. However, they declined following his surprising September announcement, during which he indicated that the reduction would not begin until there was more evidence of a sustained economic recovery.

Economic Update

In terms of the recovery, recent economic data has been largely positive. The U.S. economy surprised onlookers and grew at an annualized rate of 2.8% in the third quarter of 2013, well ahead of expectations. Employment also exceeded expectations, as non-farm payrolls rose by more than 200,000 in October. The unemployment rate was 7.3% in October, down from 7.9% a year earlier.

Manufacturing expanded over the fiscal year. The Institute of Supply Management’s Manufacturing Index registered a two-and-a-half-year high in October, reaching 56.4 (50 marks the mid-point between contraction and expansion). Meanwhile, inflation remains subdued. Headline inflation rose 0.2% in September and the year-over-year headline inflation rate was 1.2%. The core rate rose 0.1% in September and the annualized core rate was 1.7%. The Fed continues to target a 2.0% inflation rate and anticipates that inflation will move toward this target over the medium term.

With this as a backdrop, the performance of the U.S. dollar was mixed against a basket of other major currencies. It declined against the euro but rose against the British pound, Canadian dollar, and Japanese yen. Moving forward, we believe that relative economic growth and structural advantages favor the U.S. dollar.

Looking Ahead

As the new fiscal year gets underway, high levels of debt across developed economies are restraining economic growth, which remains slow, particularly relative to previous recoveries. However, within this context of slow growth, recent economic data in the U.S. and Europe has been improving, and we expect this trend to continue into early 2014.

We continue to be mindful of macro economic factors, including slow global economic growth and elevated sovereign debt levels. The economic improvements in the U.S. and continuing high levels of central bank liquidity globally have helped to reduce the probability of extreme outcomes over the past months, and we anticipate that global central banks will maintain their accommodative stances for some time to come.

Performance Summary

While mid- and long-term bond yields rose over the fiscal year, shorter-term bonds were less influenced by speculation about the Fed’s actions. As a result, the TDAM Short-Term Bond Fund generated a positive return. It did modestly underperform its benchmark (after fees) due to an overweight allocation to higher quality corporate debt versus Treasury securities. While corporate yields are low in absolute terms, they remain attractive relative to government bond yields in this low yield, low growth economic environment. At TD Asset Management, our fixed income holdings remain focused on high quality issuers, and we continue to believe that exposure to high quality corporate bonds will provide added value over time due to their yield advantage versus Treasuries.

Within our money market funds, the focus on preserving principal and liquidity continued to serve investors well, and the funds provided positive modest returns reflective of the ongoing low interest rate environment.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Kevin LeBlanc
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

December 2, 2013

Money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

For the purpose of the graph and table, it has been assumed that (a) all recurring fees (including advisory fees) were deducted and (b) all dividends and distributions were reinvested.

The graph shows the growth of a hypothetical $10,000 investment in the Short-Term Bond Fund and in an appropriate broad-based securities market index for the same period. Performance quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than that shown here. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Fee waivers are voluntary and may be discontinued at any time. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. To obtain performance information current to the most recent month-end, visit the website at www.tdamusa.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TDAM Short-Term Bond Fund

Annualized Total Return as of 10/31/13	One Year Return	Three Year Return	Five Year Return	Since Inception
TDAM Short-Term Bond Fund, Institutional Class*(1)(2)	0.31%	0.97%	2.50%	2.85%
TDAM Short-Term Bond Fund, Advisor Class(1)(3)	N/A	N/A	N/A	0.28%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index(4)	0.52%	0.67%	1.45%	2.79%

*	The graph is based on only Institutional Class shares; performance for Advisor Class shares would be different due to differences in fee structures.
(1)	Return before taxes.
(2)	Commenced operations on December 18, 2006.
(3)	Commenced operations on May 30, 2013. Since inception total return is cumulative.
(4)	The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2013 through October 31, 2013).

The table on the following page illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Annualized Expense Ratios 5/1/13 to 10/31/13	Expenses Paid During Period* 5/1/13 to 10/31/13
TDAM Institutional Money Market Fund – Institutional Class
Actual	$1,000.00	$1,000.10	0.09%	$0.45
Hypothetical (5% Return before expenses)	1,000.00	1,024.75	0.09	0.46
TDAM Institutional Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.10	0.50
Hypothetical (5% Return before expenses)	1,000.00	1,024.70	0.10	0.51
TDAM Institutional Money Market Fund – Commercial Class
Actual	1,000.00	1,000.10	0.10	0.50
Hypothetical (5% Return before expenses)	1,000.00	1,024.70	0.10	0.51
TDAM Institutional Municipal Money Market Fund – Institutional Class
Actual	1,000.00	1,000.10	0.10	0.50
Hypothetical (5% Return before expenses)	1,000.00	1,024.70	0.10	0.51
TDAM Institutional Municipal Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.09	0.45
Hypothetical (5% Return before expenses)	1,000.00	1,024.75	0.09	0.46
TDAM Institutional U.S. Government Fund – Institutional Class
Actual	1,000.00	1,000.10	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.90	0.06	0.31
TDAM Institutional U.S. Government Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.90	0.06	0.31
TDAM Institutional U.S. Government Fund – Commercial Class
Actual	1,000.00	1,000.10	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.90	0.06	0.31
TDAM Institutional Treasury Obligations Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.04	0.20
Hypothetical (5% Return before expenses)	1,000.00	1,025.00	0.04	0.20
TDAM Institutional Treasury Obligations Money Market Fund – Commercial Class
Actual	1,000.00	1,000.10	0.04	0.20
Hypothetical (5% Return before expenses)	1,000.00	1,025.00	0.04	0.20
TDAM Short-Term Bond Fund – Institutional Class
Actual	1,000.00	999.50	0.43	2.17
Hypothetical (5% Return before expenses)	1,000.00	1,023.04	0.43	2.19
TDAM Short-Term Bond Fund – Advisor Class**
Actual	1,000.00	1,002.80	0.43	1.83	***
Hypothetical (5% Return before expenses)	1,000.00	1,023.04	0.43	2.19
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
**	The Advisor Class of the TDAM Short-Term Bond Fund commenced operations on May 30, 2013.
***	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 155/365 (to reflect the period since inception to period end).

TD ASSET MANAGEMENT USA FUNDS INC.

Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2013, the Fund is designating the following items with regard to distributions paid during the year:

	Long-Term Capital Gain Distribution	Ordinary Income Distribution	Tax-Exempt Income Distribution	Total	Qualifying Dividend Income(1)	U.S. Government Interest(2)	Interest Related Dividends(3)	Short-Term Capital Gain Dividends(4)
TDAM Institutional Money Market Fund	0.00%	100.00%	0.00%	100.00%	0.00%	0.47%	99.49%	100.00%
TDAM Institutional Municipal Money Market Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	100.00%	0.00%
TDAM Institutional U.S. Government Fund	0.00%	100.00%	0.00%	100.00%	0.00%	4.03%	100.00%	0.00%
TDAM Institutional Treasury Obligations Money Market Fund	0.00%	100.00%	0.00%	100.00%	0.00%	53.05%	100.00%	0.00%
TDAM Short-Term Bond Fund	9.30%	90.70%	0.00%	100.00%	0.00%	4.59%	100.00%	0.00%
(1)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.
(2)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the year ended October 31, 2013. This amount is reflected as a percentage of net investment income distributions. Generally, interest from direct U.S. government obligations is exempt from state income tax, provided the Fund meets certain requirements.
(3)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(4)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2013. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV and/or Form 1099-INT.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/13 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	Tax equivalent yields for the Institutional Class and the Institutional Service Class of the Institutional Municipal Money Market Fund are 0.02% and 0.02%, respectively. This is assuming a 2013 maximum federal tax rate of 39.6% for the Institutional Municipal Money Market Fund.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/13 (Unaudited) (Continued)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/13 (Unaudited) (Concluded)

*	Fund composition is subject to change.
**	Investment-grade debt are debt securities rated in one of the four highest credit-quality categories by a nationally recognized statistical rating organization.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Institutional Investors, Financial Reporting, Quarterly Fund Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

Statements of Assets and Liabilities

October 31, 2013

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund	TDAM Short-Term Bond Fund†
ASSETS
Cost of investments and repurchase agreements (Note 2)	$272,507,884	$64,560,924	$971,754,449	$486,743,438	$64,506,072
Investments in securities, at value	$181,038,884	$64,560,924	$674,464,449	$350,010,438	$63,736,008
Repurchase agreements, at value (Note 2)	91,469,000	—	297,290,000	136,733,000	1,325,000
TOTAL INVESTMENTS	272,507,884	64,560,924	971,754,449	486,743,438	65,061,008
Cash	88	23,254	389	736	913
Interest receivable	131,842	16,043	480,640	11,276	429,850
Receivable for investment securities sold	—	—	—	—	863,625
Due from Investment Manager and its affiliates (Note 3)	—	2,071	—	—	—
Prepaid expenses	22,033	7,079	32,741	19,827	5,438
TOTAL ASSETS	272,661,847	64,609,371	972,268,219	486,775,277	66,360,834
LIABILITIES
Payable to Investment Manager and its affiliates (Note 3)	4,350	—	22,130	7,272	18,960
Dividends payable to shareholders	2,231	566	8,218	3,683	47,758
Payable for securities purchased	—	—	—	—	790,400
Payable for capital shares redeemed	—	—	—	—	3,856
Other accrued expenses	74,786	53,170	144,427	93,613	60,037
TOTAL LIABILITIES	81,367	53,736	174,775	104,568	921,011
NET ASSETS	$272,580,480	$64,555,635	$972,093,444	$486,670,709	$65,439,823
Net assets consist of:
Paid-in-capital ($0.0001 par value; 8 billion, 3 billion, 8 billion, 8 billion and 3 billion shares authorized, respectively)	$272,581,759	$64,556,593	$972,119,307	$486,692,168	$65,017,788
Undistributed (distributions in excess of) net investment income	(119)	—	(238)	(298)	421
Accumulated net realized losses from investment transactions	(1,160)	(958)	(25,625)	(21,161)	(133,322)
Net unrealized appreciation on investments	—	—	—	—	554,936
Net assets, at value	$272,580,480	$64,555,635	$972,093,444	$486,670,709	$65,439,823
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	N/A	$10.22
	($183,074,436 ÷ 183,075,228 shares)	($41,225,812 ÷ 41,226,555 shares)	($159,154,281 ÷ 159,158,339 shares)		($65,399,743 ÷ 6,396,468 shares)
Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	N/A
	($72,635,633 ÷ 72,635,438 shares)	($23,329,823 ÷ 23,330,038 shares)	($510,915,960 ÷ 510,929,702 shares)	($86,783,503 ÷ 86,788,195 shares)
Commercial Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	$1.00	$1.00	N/A
	($16,870,411 ÷ 16,871,093 shares)		($302,023,203 ÷ 302,031,266 shares)	($399,887,206 ÷ 399,903,973 shares)
Advisor Class net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A	N/A	$10.23
					($40,080 ÷ 3,919 shares)
†	Advisor Class shares commenced operations on May 30, 2013.

Please see accompanying notes to financial statements.

Statements of Operations

For the Year Ended October 31, 2013

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund	TDAM Short-Term Bond Fund
INVESTMENT INCOME
Interest income	$208,531	$97,381	$952,224	$396,384	$775,544
EXPENSES
Shareholder servicing fees (Note 3)	196,301	62,311	1,917,416	1,191,295	—
Investment management fees (Note 3)	151,363	77,846	947,307	476,514	197,160
Distribution fees (Note 3)	82,506	—	1,145,673	1,798,414	27
Directors' fees (Note 4)	21,552	21,553	21,553	21,553	21,552
Transfer agent fees	87,526	55,556	169,875	102,498	64,200
Registration fees	68,781	11,970	70,866	88,886	10,169
Professional fees	53,613	48,538	102,686	78,002	54,963
Custody fees	22,211	17,303	50,416	32,132	14,576
Shareholder reports and mailing	20,836	11,824	23,012	17,151	2,406
Pricing fees	18,014	18,581	20,020	15,926	30,126
Other expenses	21,639	18,365	55,713	34,827	17,022
TOTAL EXPENSES	744,342	343,847	4,524,537	3,857,198	412,201
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(551,991)	(255,695)	(3,669,144)	(3,508,455)	(73,094)
NET EXPENSES	192,351	88,152	855,393	348,743	339,107
NET INVESTMENT INCOME	16,180	9,229	96,831	47,641	436,437
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS	(1,162)	—	(2,627)	(19,690)	120,251
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	—	—	—	—	(384,822)
NET REALIZED AND UNREALIZED LOSSES	(1,162)	—	(2,627)	(19,690)	(264,571)
NET INCREASE IN NET ASSETS FROM OPERATIONS	$15,018	$9,229	$94,204	$27,951	$171,866

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Institutional Money Market Fund		TDAM Institutional Municipal Money Market Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$16,180	$42,117	$9,229	$13,016
Net realized gains (losses) from investment transactions	(1,162)	2,434	—	(435)
Net increase in net assets from operations	15,018	44,551	9,229	12,581
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(8,321)	(32,997)	(6,735)	(10,603)
Institutional Service Class	(5,792)	(6,604)	(2,494)	(2,413)
Commercial Class	(2,063)	(2,516)	—	—
From net realized gains
Institutional Class	(1,191)	(519)	—	—
Institutional Service Class	(875)	(680)	—	—
Commercial Class	(385)	(207)	—	—
Total dividends and distributions to shareholders	(18,627)	(43,523)	(9,229)	(13,016)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	666,948,327	544,560,003	111,584,451	181,333,201
Shares issued in reinvestment of dividends	1,289	707	—	2
Payments for shares redeemed	(561,933,020)	(508,261,088)	(125,033,076)	(187,486,833)
Net increase (decrease) in net assets from Institutional Class shares	105,016,596	36,299,622	(13,448,625)	(6,153,630)
Institutional Service Class:
Proceeds from shares sold	173,875,759	131,026,143	64,650,368	62,438,440
Shares issued in reinvestment of dividends	1,012	899	—	—
Payments for shares redeemed	(150,973,258)	(163,465,410)	(63,566,890)	(62,758,601)
Net increase (decrease) in net assets from Institutional Service Class shares	22,903,513	(32,438,368)	1,083,478	(320,161)
Commercial Class:
Proceeds from shares sold	47,147,025	17,261,062	—	—
Shares issued in reinvestment of dividends	958	874	—	—
Payments for shares redeemed	(53,316,148)	(19,376,580)	—	—
Net decrease in net assets from Commercial Class shares	(6,168,165)	(2,114,644)	—	—
Net increase (decrease) in net assets from capital share transactions	121,751,944	1,746,610	(12,365,147)	(6,473,791)
TOTAL INCREASE (DECREASE) IN NET ASSETS	121,748,335	1,747,638	(12,365,147)	(6,474,226)
NET ASSETS:
Beginning of year	150,832,145	149,084,507	76,920,782	83,395,008
End of year	$272,580,480	$150,832,145	$64,555,635	$76,920,782
Distributions in excess of net investment income, end of year	$(119)	$(19)	$—	$—

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Institutional U.S. Government Fund		TDAM Institutional Treasury Obligations Money Market Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$96,831	$96,352	$47,641	$40,206
Net realized losses from investment transactions	(2,627)	(2,465)	(19,690)	(1,470)
Net increase in net assets from operations	94,204	93,887	27,951	38,736
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(20,154)	(19,044)	—	—
Institutional Service Class	(48,075)	(47,973)	(11,693)	(13,984)
Commercial Class	(28,602)	(29,335)	(35,948)	(26,222)
From net realized gains
Institutional Class	—	—	—	—
Institutional Service Class	—	—	—	(3,321)
Commercial Class	—	—	—	(4,979)
Total dividends and distributions to shareholders	(96,831)	(96,352)	(47,641)	(48,506)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	348,000,925	308,420,105	—	—
Shares issued in reinvestment of dividends	25	16	—	—
Payments for shares redeemed	(345,301,753)	(323,841,694)	—	—
Net increase (decrease) in net assets from Institutional Class shares	2,699,197	(15,421,573)	—	—
Institutional Service Class:
Proceeds from shares sold	978,920,269	1,181,390,621	270,468,292	850,240,047
Shares issued in reinvestment of dividends	303	455	3,398	1,779
Payments for shares redeemed	(1,111,952,205)	(1,034,488,599)	(562,644,103)	(607,334,027)
Net increase (decrease) in net assets from Institutional Service Class shares	(133,031,633)	146,902,477	(292,172,413)	242,907,799
Commercial Class:
Proceeds from shares sold	3,074,589,413	2,543,771,322	2,967,204,052	2,335,151,407
Shares issued in reinvestment of dividends	2,505	2,581	283	1,873
Payments for shares redeemed	(3,072,620,021)	(2,523,959,340)	(2,918,935,071)	(2,276,574,708)
Net increase in net assets from Commercial Class shares	1,971,897	19,814,563	48,269,264	58,578,572
Net increase (decrease) in net assets from capital share transactions	(128,360,539)	151,295,467	(243,903,149)	301,486,371
TOTAL INCREASE (DECREASE) IN NET ASSETS	(128,363,166)	151,293,002	(243,922,839)	301,476,601
NET ASSETS:
Beginning of year	1,100,456,610	949,163,608	730,593,548	429,116,947
End of year	$972,093,444	$1,100,456,610	$486,670,709	$730,593,548
Distributions in excess of net investment income, end of year	$(238)	$(238)	$(298)	$(298)

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Short-Term Bond Fund
	Year Ended October 31, 2013†	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$436,437	$535,091
Net realized gains from investment transactions	120,251	294,386
Net change in unrealized appreciation (depreciation) on investments	(384,822)	463,426
Net increase in net assets from operations	171,866	1,292,903
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(688,457)	(746,412)
Advisor Class	(151)	—
From net realized gains
Institutional Class	(72,138)	(133,759)
Advisor Class	—	—
Total dividends and distributions to shareholders	(760,746)	(880,171)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	42,005,029	64,086,620
Shares issued in reinvestment of dividends	1,404	449
Payments for shares redeemed	(45,752,333)	(62,369,392)
Net increase (decrease) in net assets from Institutional Class shares	(3,745,900)	1,717,677
Advisor Class:
Proceeds from shares sold	40,010	—
Shares issued in reinvestment of dividends	126	—
Payments for shares redeemed	—	—
Net increase in net assets from Advisor Class shares	40,136	—
Net increase (decrease) in net assets from capital share transactions	(3,705,764)	1,717,677
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,294,644)	2,130,409
NET ASSETS:
Beginning of year	69,734,467	67,604,058
End of year	$65,439,823	$69,734,467
Undistributed net investment income, end of year	$421	$421
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	4,094,945	6,256,246
Shares issued in reinvestment of dividends	141	44
Shares redeemed	(4,473,572)	(6,083,928)
Net increase (decrease) in Institutional Class shares	(378,486)	172,362
Advisor Class:
Shares sold	3,907	—
Shares issued in reinvestment of dividends	12	—
Shares redeemed	—	—
Net increase in Advisor Class shares	3,919	—
Net increase (decrease) in capital shares	(374,567)	172,362
†	Advisor Class shares commenced operations on May 30, 2013.

Please see accompanying notes to financial statements.

Financial Highlights

For the years or periods ended October 31,
For a Share Outstanding Throughout the Periods

TDAM Institutional Money Market Fund

	Institutional Class
	2013		2012	2011		2010	2009
Net asset value, beginning of year	$1.00		$1.00	$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.001	0.000	*	0.001	0.005
Net realized gains (losses) on investments	(0.000	)*	0.000 *	0.000	*	(0.000)*	0.000	*
Total from operations	0.000	*	0.001	0.000	*	0.001	0.005
Dividends from net investment income	(0.000	)*	(0.001)	(0.000	)*	(0.001)	(0.005)
Distributions from net realized gains	(0.000	)*	(0.000)*	—		(0.000)*	(0.000	)*
Total dividends and distributions	(0.000	)*	(0.001)	(0.000	)*	(0.001)	(0.005)
Net asset value, end of year	$1.00		$1.00	$1.00		$1.00	$1.00
Total investment return†	0.01%		0.05%	0.05%		0.07%	0.48%
Net assets end of year (000)	$183,074		$78,060	$41,760		$68,827	$121,920
Ratio of net expenses to average net assets	0.12%		0.20%	0.17%		0.18%	0.24	%(2)
Ratio of total expenses to average net assets	0.29%		0.32%	0.30%		0.25%	0.27%
Ratio of net investment income to average net assets	0.01%		0.05%	0.05%		0.07%	0.42%

TDAM Institutional Money Market Fund

	Institutional Service Class
	2013		2012		2011		2010	2009
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.003
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	(0.000)*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.003
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.003)
Distributions from net realized gains	(0.000	)*	(0.000	)*	—		(0.000)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.003)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.01%		0.04%		0.05%	0.31%
Net assets end of year (000)	$72,636		$49,733		$82,171		$70,331	$45,770
Ratio of net expenses to average net assets	0.13%		0.23%		0.18%		0.22%	0.44%
Ratio of total expenses to average net assets	0.57%		0.56%		0.55%		0.51%	0.52%
Ratio of net investment income to average net assets	0.01%		0.01%		0.04%		0.05%	0.43%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	The expense ratio includes the Treasury Guarantee Program. Had this been excluded the ratio would have been 0.20%.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional Money Market Fund

	Commercial Class(2)
	2013		2012		2011		2010
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.04%		0.05%
Net assets end of period (000)	$16,870		$23,039		$25,154		$22,368
Ratio of net expenses to average net assets	0.14%		0.24%		0.17%		0.18	%‡
Ratio of total expenses to average net assets	0.98%		0.97%		0.95%		0.86	%‡
Ratio of net investment income to average net assets	0.01%		0.01%		0.04%		0.05	%‡

TDAM Institutional Municipal Money Market Fund

	Institutional Class(3)
	2013		2012		2011	2010
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.001	0.001
Net realized gains (losses) on investments	—		(0.000	)*	0.000 *	(0.000	)*
Total from operations	0.000	*	0.000	*	0.001	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.001)	(0.001)
Distributions from net realized gains	—		—		—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.001)	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.02%		0.07%	0.08%
Net assets end of period (000)	$41,226		$54,675		$60,828	$72,244
Ratio of net expenses to average net assets	0.11%		0.13%		0.15%	0.17	%‡
Ratio of total expenses to average net assets	0.36%		0.34%		0.31%	0.41	%‡
Ratio of net investment income to average net assets	0.01%		0.02%		0.08%	0.10	%‡

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Commercial Class shares commenced operations on November 19, 2009.
(3)	Institutional Class shares commenced operations on January 20, 2010.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional Municipal Money Market Fund

	Institutional Service Class(2)
	2013		2012		2011		2010
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—		(0.000	)*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$23,330		$22,246		$22,567		$28,048
Ratio of net expenses to average net assets	0.11%		0.14%		0.21%		0.26	%‡
Ratio of total expenses to average net assets	0.61%		0.59%		0.57%		0.65	%‡
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01	%‡

TDAM Institutional U.S. Government Fund

	Institutional Class
	2013		2012		2011		2010		2009
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.003
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	(0.000	)*	—		0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.003
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.003)
Distributions from net realized gains	—		—		—		—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.003)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.03%		0.05%		0.33%
Net assets end of year (000)	$159,154		$156,456		$171,877		$178,723		$269,602
Ratio of net expenses to average net assets	0.09%		0.13%		0.13%		0.14%		0.17%
Ratio of total expenses to average net assets	0.15%		0.16%		0.16%		0.16%		0.17%
Ratio of net investment income to average net assets	0.01%		0.01%		0.03%		0.05%		0.38%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Institutional Service Class shares commenced operations on January 20, 2010.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional U.S. Government Fund

	Institutional Service Class
	2013		2012		2011		2010		2009
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.002
Net realized gains (losses) on investments	(0.000	)*	0.000	*	(0.000	)*	—		0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.002
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)
Distributions from net realized gains	—		—		—		—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.03%		0.03%		0.21%
Net assets end of year (000)	$510,916		$643,949		$497,048		$472,552		$286,799
Ratio of net expenses to average net assets	0.09%		0.13%		0.13%		0.17%		0.30%
Ratio of total expenses to average net assets	0.40%		0.41%		0.41%		0.41%		0.42%
Ratio of net investment income to average net assets	0.01%		0.01%		0.03%		0.03%		0.23%

TDAM Institutional U.S. Government Fund

	Commercial Class(2)
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	(0.000	)*	—		0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		—		—		—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.03%		0.03%		0.08%
Net assets end of period (000)	$302,023		$300,052		$280,239		$181,365		$230,681
Ratio of net expenses to average net assets	0.09%		0.13%		0.13%		0.15%		0.18	%‡
Ratio of total expenses to average net assets	0.80%		0.81%		0.81%		0.81%		0.86	%‡
Ratio of net investment income to average net assets	0.01%		0.01%		0.03%		0.03%		0.04	%‡

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Commercial Class shares commenced operations on November 14, 2008.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional Treasury Obligations Money Market Fund

	Institutional Service Class(2)
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	0.000	*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$86,784		$378,961		$136,057		$157,749		$127,189
Ratio of net expenses to average net assets	0.08%		0.09%		0.11%		0.14%		0.16	%‡
Ratio of total expenses to average net assets	0.43%		0.44%		0.43%		0.46%		0.51	%‡
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01	%‡

TDAM Institutional Treasury Obligations Money Market Fund

	Commercial Class(3)
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	0.000	*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$399,887		$351,633		$293,060		$265,294		$122,143
Ratio of net expenses to average net assets	0.07%		0.09%		0.10%		0.15%		0.11	%‡
Ratio of total expenses to average net assets	0.93%		0.95%		0.93%		0.96%		0.87	%‡
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01	%‡

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Institutional Service Class shares commenced operations on November 3, 2008.
(3)	Commercial Class shares commenced operations on November 14, 2008.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

TDAM Short-Term Bond Fund

	Institutional Class
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$10.29	$10.24	$10.32	$10.25	$9.88
Net investment income(1)	0.091	0.107	0.098	0.154	0.281
Net realized and unrealized gains (losses) on investments	(0.060)	0.073	(0.012)	0.144	0.379
Total from operations	0.031	0.180	0.086	0.298	0.660
Dividends from net investment income	(0.091)	(0.107)	(0.117)	(0.163)	(0.290)
Distributions from net realized gains	(0.011)	(0.023)	(0.049)	(0.065)	—
Total dividends and distributions	(0.102)	(0.130)	(0.166)	(0.228)	(0.290)
Net asset value, end of year	$10.22	$10.29	$10.24	$10.32	$10.25
Total investment return†	0.31%	1.77%	0.85%	2.95%	6.76%
Net assets end of year (000)	$65,400	$69,734	$67,604	$75,200	$36,213
Ratio of net expenses to average net assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of total expenses to average net assets	0.52%	0.56%	0.48%	0.62%	0.68%
Ratio of net investment income to average net assets	0.55%	0.74%	0.96%	1.50%	2.78%
Portfolio turnover rate	111%	176%	75%	83%	122%

TDAM Short-Term Bond Fund

Advisor Class(2)
2013
Net asset value, beginning of period	$10.24
Net investment income	0.039
Net realized and unrealized losses on investments	(0.010)
Total from operations	0.029
Dividends from net investment income	(0.039)
Distributions from net realized gains	—
Total dividends and distributions	(0.039)
Net asset value, end of period	$10.23
Total investment return†	0.28%
Net assets end of period (000)	$40
Ratio of net expenses to average net assets	0.43%‡
Ratio of total expenses to average net assets	0.66%‡
Ratio of net investment income to average net assets	0.14%‡
Portfolio turnover rate	111%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Advisor Class shares commenced operations on May 30, 2013.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2013

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twenty-one series. This shareholder report only applies to the following series of the Company: the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional Municipal Money Market Fund (the “Institutional Municipal Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”), the TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Fund”) and the TDAM Short-Term Bond Fund (the “Short-Term Bond Fund”) (each, a “Fund” and collectively, the “Funds”). Each of the Institutional Money Market Fund, the Institutional Municipal Fund, the Institutional U.S. Government Fund and the Institutional Treasury Fund is a diversified Fund, and the Short-Term Bond Fund is a non-diversified Fund. The investment objective of each of the Institutional Money Market Fund, the Institutional Municipal Fund, the Institutional U.S. Government Fund and the Institutional Treasury Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of the Short-Term Bond Fund is to provide a high level of income consistent with liquidity and preservation of capital. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional Municipal Fund invests primarily in a diversified portfolio of short-term, high quality tax-exempt municipal obligations. The Institutional U.S. Government Fund invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Institutional Treasury Fund invests 100% of its net assets in U.S. Treasury obligations and repurchase agreements backed by such obligations. The Short-Term Bond Fund invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations of banks and corporations.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each of the Institutional Money Market Fund, the Institutional Municipal Fund, the Institutional U.S. Government Fund and the Institutional Treasury Fund to maintain a continuous net asset value of $1.00 per share for each class. Each of these Funds has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each of these Funds will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each of the Institutional Money Market Fund’s, Institutional U.S. Government Fund’s and Institutional Treasury Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the NYSE is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open (a “Fund Business Day”). The Institutional Municipal Fund’s NAV per share is computed as of 1:00 p.m. (Eastern Time) on each Fund Business Day. The Short-Term Bond Fund’s NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. (Eastern Time) on each Fund Business Day. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2013

Securities Valuation — Each of the Institutional Money Market Fund’s, the Institutional Municipal Fund’s, the Institutional U.S. Government Fund’s and the Institutional Treasury Fund’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities and assets for which market quotations are readily available, or which can be accurately valued within the Company’s established pricing procedures, are valued at current market value for the Short-Term Bond Fund. The Fund values its securities using various methods depending on the primary market or exchange on which the securities trade. Debt securities and other assets for which market quotations are readily available may be valued at market value determined by such securities’ most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Fund holds securities that are traded in foreign markets, the Fund may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

As of October 31, 2013, there were no securities valued in accordance with Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of October 31, 2013, all of the investments for the Institutional Money Market Fund, Institutional Municipal Fund, Institutional U.S. Government Fund, Institutional Treasury Fund and Short-Term Bond Fund are Level 2. For details of investment classifications, reference the Schedule of Investments.

For the year ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds.

For the year ended October 31, 2013, there have been no significant changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Board with respect to the money market funds), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2013

is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage backed and asset backed securities are recorded as an adjustment to interest income for financial reporting purposes.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the year ended October 31, 2013, there were no earnings credits.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly by each of the Funds. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc. (“the Investment Manager”), a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Institutional Money Market Fund, the Institutional Municipal Fund, the Institutional U.S. Government Fund and the Institutional Treasury Fund, such annual investment management fee is payable on a graduated basis equal to 0.10% of the first $1 billion of average daily net assets of each such Fund, 0.09% of the next $1 billion, and 0.08% of average daily net assets of each such Fund over $2 billion; and with respect to the Short-Term Bond Fund such annual investment management fee is equal to 0.25% of average daily net assets.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2013

The Investment Manager from time to time may waive fees or assume certain expenses of each Fund or Class, as the case may be (in each case, a “Voluntary Expense Limitation” and collectively, the “Voluntary Expense Limitations”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Cap shown in the table as follows.

Expense Cap
TDAM Institutional Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
TDAM Institutional Municipal Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
TDAM Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
TDAM Institutional Treasury Fund
Institutional Service Class	0.45%
Commercial Class	0.95%
TDAM Short-Term Bond Fund
Institutional Class	0.43%
Advisor Class	0.43%
.

These Voluntary Expense Limitations are subject to cancellation or modification by the Investment Manager and its affiliates at any time. The Voluntary Expense Limitations may not apply to extraordinary expenses.

Any amount waived or paid pursuant to a Voluntary Expense Limitation (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund; provided, that a Fund shall not repay any such Waived Amount to the Investment Manager if such payment shall cause the relevant Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Class at the time the relevant Waived Amount was waived or reimbursed; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed.

In addition, the Investment Manager and its affiliates from time to time may voluntarily waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for the Institutional Money Market Fund, the Institutional Municipal Fund, the Institutional U.S. Government Fund and the Institutional Treasury Fund. Any such waivers of fees or assumption of expenses are subject to cancellation or modification by the Investment Manager and its affiliates at any time and are not subject to repayment back to the Investment Manager or its affiliates.

TDAM USA Inc. (“the Administrator”) has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act permits the Commercial Class of each of the Institutional Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Fund to pay from its assets distribution fees at a rate not to exceed 0.40%, 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and are paid to broker-dealers, including

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2013

TD Ameritrade, Inc. and TD Bank, N.A. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

A Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Act permits the Advisor Class of the Short-Term Bond Fund to pay from its assets a service and distribution fee at a rate not to exceed 0.25% of its annual average daily net assets. These shareholder servicing and distribution fees are computed and accrued daily and are paid to one or more principal underwriters, broker-dealers, other financial intermediaries, financial institutions (which may include banks), and others, pursuant to the terms of distribution, underwriting, sub-distribution, selling or service agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under the Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Institutional Money Market Fund, Institutional Municipal Fund, Institutional U.S. Government Fund and Institutional Treasury Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Ameritrade, Inc. under the Shareholder Services Agreement.

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Institutional Money Market Fund, Institutional Municipal Fund, Institutional U.S. Government Fund and Institutional Treasury Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

For the year ended October 31, 2013, the Investment Manager and its affiliates earned, waived and/or reimbursed certain fees for each Fund, as follows:

	Investment Management Fees	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived
TDAM Institutional Money Market Fund	$151,363	$274,548	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	$—	$—	$—	$—
Institutional Service Class	N/A	N/A	—	—	144,735	143,904
Commercial Class	N/A	N/A	82,506	82,506	51,566	51,033
TDAM Institutional Municipal Fund	77,846	193,986	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	62,311	61,709
TDAM Institutional U.S. Government Fund	947,307	615,155	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	1,201,372	1,195,713
Commercial Class	N/A	N/A	1,145,673	1,145,660	716,044	712,616
TDAM Institutional Treasury Fund	476,514	519,181	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	—	—	292,088	292,061
Commercial Class	N/A	N/A	1,798,414	1,798,142	899,207	899,071
TDAM Short-Term Bond Fund	197,160	73,067	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Advisor Class	N/A	N/A	27	27	—	—

All fees are earned, waived and reimbursed at the class level of each Fund, with the exception of Investment Management fees which are earned, waived and reimbursed at the fund level of each Fund.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2013

As of October 31, 2013, fees which were previously waived by the Investment Manager pursuant to the Voluntary Expense Limitations, which may be subject to possible future reimbursement to the Investment Manager were as follows:

	Potential Amount of Recovery	Expiration
TDAM Institutional Money Market Fund	$180,338	2014
	162,547	2015
TDAM Institutional Municipal Fund	122,349	2014
	125,737	2015
TDAM Short-Term Bond Fund	91,742	2014
	73,067	2015

As of October 31, 2013, the detail of the Due from Investment Manager and its affiliates and the Payable to Investment Manager and its affiliates on the Statements of Assets and Liabilities for each Fund are as follows:

	Investment Management Fees Payable	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees Payable	Distribution Fees Waived	Shareholder Service Fees Payable	Shareholder Service Fees Waived
TDAM Institutional Money Market Fund	$22,903	$18,553	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	$—	$—	$—	$—
Institutional Service Class	N/A	N/A	—	—	15,977	15,977
Commercial Class	N/A	N/A	5,151	5,151	3,219	3,219
TDAM Institutional Municipal Fund	5,661	7,732	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	5,032	5,032
TDAM Institutional U.S. Government Fund	84,245	62,115	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	114,751	114,751
Commercial Class	N/A	N/A	96,358	96,358	60,440	60,440
TDAM Institutional Treasury Fund	37,704	30,660	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	—	—	22,004	22,004
Commercial Class	N/A	N/A	155,063	154,835	72,255	72,255
TDAM Short-Term Bond Fund	18,960	—	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Advisor Class	N/A	N/A	2	2	—	—

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $45,000 payable quarterly;
2.	a meeting fee of $5,000 for each regular meeting attended in person;
3.	a meeting fee of $2,500 for each regular meeting attended by telephone;
4.	for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $2,500 for each such meeting attended;
5.	a meeting fee of $5,000 for each special meeting attended in person;

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2013

6.	Retainer for Independent Board Chair is $10,000 annually, payable quarterly; and
7.	Retainer for Audit Committee Chair is $5,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than short-term investments, for the year ended October 31, 2013 were as follows for the Short-Term Bond Fund:

TDAM Short-Term Bond Fund
Purchases
U.S. Government	$40,083,236
Other	41,433,770
Sales and Maturities
U.S. Government	$41,209,654
Other	43,878,762

Note 6 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss) and accumulated net realized gain (loss).

The following permanent differences are primarily attributable to the tax character of distributions or different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes. They have been reclassified to/from the following accounts during the fiscal year ended October 31, 2013:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
TDAM Institutional Money Market Fund	$(104)	$104
TDAM Short-Term Bond Fund	252,171	(252,171)

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2013

These reclassifications have no impact on net assets or net asset value per share.

The tax character of distributions declared to shareholders for the fiscal years ended October 31, 2013 and October 31, 2012, for each Fund, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
TDAM Institutional Money Market Fund	2013	$—	$18,627	$—	$18,627
	2012	—	43,523	—	43,523
TDAM Institutional Municipal Fund	2013	9,229	—	—	9,229
	2012	12,900	116	—	13,016
TDAM Institutional U.S. Government Fund	2013	—	96,831	—	96,831
	2012	—	96,352	—	96,352
TDAM Institutional Treasury Fund	2013	—	47,641	—	47,641
	2012	—	48,506	—	48,506
TDAM Short-Term Bond Fund	2013	—	688,608	72,138	760,746
	2012	—	792,019	88,152	880,171

As of October 31, 2013, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
TDAM Institutional Money Market Fund	$2,166	$—	$(1,162)	$—	$(2,283)	$(1,279)
TDAM Institutional Municipal Fund	—	570	(957)	—	(571)	(958)
TDAM Institutional U.S. Government Fund	8,196	—	(25,624)	—	(8,435)	(25,863)
TDAM Institutional Treasury Fund	3,472	—	(8,334)	(12,827)	(3,770)	(21,459)
TDAM Short-Term Bond Fund	48,263	—	(118,750)	540,362	(47,840)	422,035

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2013, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31,
	2018	2019	Total
TDAM Institutional Municipal Fund	$523	$—	$523
TDAM Institutional U.S. Government Fund	—	20,533	20,533

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally,

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2013

post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss*
TDAM Institutional Money Market Fund	$1,162
TDAM Institutional Municipal Fund	434
TDAM Institutional U.S. Government Fund	5,091
TDAM Institutional Treasury Fund	8,334
TDAM Short-Term Bond Fund	118,750
*	This table should be used in conjunction with the capital loss carryforwards table.

As of October 31, 2013, the cost of investments of the Institutional Money Market Fund, the Institutional Municipal Fund, the Institutional U.S. Government Fund and the Institutional Treasury Fund for Federal income tax purposes were substantially the same as the cost for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Short-Term Bond Fund as of October 31, 2013, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
TDAM Short-Term Bond Fund	$64,520,646	$615,624	$(75,262)	$540,362

Note 7 — Fund Risks

The income from each Fund will vary with changes in prevailing interest rates. In addition, certain of each Fund’s investments, other than investments of the Institutional Treasury Fund, are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of the securities in which the Institutional U.S. Government Fund (and each other Fund of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 8 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements, except as noted below.

On September 24, 2013, the Board of Directors approved a change in fiscal year end from October 31 to January 31 for the Short-Term Bond Fund.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 22.8%
Board of Trustees of Michigan State University, TECP
0.11%, 12/9/13	$2,000,000	$2,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.07%, 11/6/13 (A)	3,000,000	3,000,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 11/1/13 (A)	3,200,000	3,200,000
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.06%, 11/7/13 (A)	600,000	600,000
Gulf Coast, IDA
0.06%, 11/1/13 (A)	5,000,000	5,000,000
Harris County, IDC, AMT, RB
0.06%, 11/1/13 (A)	3,100,000	3,100,000
Los Angeles, Municipal Improvement, TECP, (LOC: U.S. Bank N.A.)
0.13%, 12/4/13	4,500,000	4,500,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B, AMT, RB
0.03%, 11/1/13 (A)	1,855,000	1,855,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB
0.08%, 11/1/13 (A)	5,000,000	5,000,000
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, AMT, RB, (LOC: Scotiabank)
0.07%, 11/6/13 (A)	500,000	500,000
NYS, HFA, Ser A, (LOC: Wells Fargo Bank, N.A.)
0.13%, 11/6/13 (A)	5,000,000	5,000,000
Princeton University, TECP
0.11%, 11/7/13	1,000,000	1,000,000
Rhode Island State, SLA, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.13%, 11/6/13 (A)	2,000,000	2,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Rhode Island State, SLA, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.14%, 11/6/13 (A)	$3,000,000	$3,000,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.07%, 11/6/13 (A)	300,000	300,000
Saint Mary Hospital Authority, Ser B
0.08%, 11/6/13 (A)	4,000,000	4,000,000
University of California, Ser Z-2, RB
0.11%, 11/7/13 (A)	1,000,000	1,000,000
University of Michigan, Ser B, RB, (LOC: Northern Trust Company)
0.05%, 11/1/13 (A)	5,000,000	5,000,000
University of Texas Permanent University Funding System, TECP
0.12%, 11/7/13	1,000,000	1,000,000
0.14%, 1/3/14	1,000,000	1,000,000
0.12%, 1/9/14	1,000,000	1,000,000
Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank N.A.)
0.04%, 11/1/13 (A)	4,980,000	4,980,000
Wisconsin State, TECP, (LIQ: BNY Mellon)
0.10%, 11/6/13	1,000,000	1,000,000
Wisconsin State, TECP, (LIQ: BNY Mellon)
0.10%, 11/5/13	3,000,000	3,000,000
TOTAL MUNICIPAL OBLIGATIONS		62,035,000
COMMERCIAL PAPER — 21.1%
BANKS — 2.2%
Caisse Centrale Desjardins du Quebec
0.18%, 12/13/13 (B)(C)	2,200,000	2,199,538
0.18%, 12/20/13 (B)(C)	1,800,000	1,799,559
0.22%, 3/17/14 (B)(C)	1,000,000	999,169
Commonwealth Bank of Australia
0.20%, 12/5/13 (B)(C)	1,000,000	999,811
		5,998,077

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
DOMESTIC/FOREIGN BANK SUPPORTED — 1.3%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.16%, 12/3/13 (B)(C)	$1,000,000	$999,858
0.14%, 12/18/13 (B)(C)	1,500,000	1,499,726
0.18%, 1/16/14 (B)(C)	1,000,000	999,620
		3,499,204
INDUSTRIAL & OTHER COMMERCIAL PAPER — 17.6%
Board of Trustees of The Leland Stanford Junior University
0.09%, 12/17/13 (C)	5,000,000	4,999,425
Coca-Cola
0.12%, 12/20/13 (B)(C)	1,000,000	999,837
0.14%, 2/18/14 (B)(C)	2,000,000	1,999,152
0.14%, 2/21/14 (B)(C)	1,000,000	999,564
Colgate-Palmolive
0.13%, 11/15/13 (B)(C)	1,000,000	999,949
Dean Health Systems
0.10%, 11/5/13 (C)	1,800,000	1,799,980
General Electric Capital
0.15%, 11/21/13 (C)	1,000,000	999,917
0.20%, 5/20/14 (C)	2,800,000	2,796,889
Harvard University
0.11%, 1/15/14 (C)	2,161,000	2,160,505
Microsoft
0.06%, 11/13/13 (B)(C)	1,000,000	999,980
National Australia Funding Delaware
0.15%, 12/19/13 (B)(C)	1,000,000	999,800
Old Line Funding
0.24%, 1/21/14 (C)	500,000	499,775
Princeton University
0.09%, 12/4/13	2,000,000	2,000,000
Procter & Gamble
0.08%, 12/11/13 (B)(C)	2,000,000	1,999,822
0.10%, 1/10/14 (B)(C)	1,500,000	1,499,708
Province of British Columbia Canada
0.13%, 1/23/14 (C)	2,000,000	1,999,401
0.13%, 2/19/14 (C)	2,000,000	1,999,206
Province of Ontario Canada
0.10%, 12/3/13 (C)	1,000,000	999,911
Province of Quebec Canada
0.14%, 1/6/14 (B)(C)	1,000,000	999,743
PSP Capital
0.13%, 11/14/13 (B)(C)	1,000,000	999,953
0.13%, 12/20/13 (B)(C)	2,000,000	1,999,646
Trinity Health
0.10%, 11/20/13 (C)	2,000,000	1,999,884

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of California
0.15%, 11/18/13 (C)	$1,300,000	$1,299,908
0.10%, 11/25/13 (C)	1,500,000	1,499,900
0.13%, 12/10/13 (C)	1,200,000	1,199,831
University of Texas System
0.11%, 12/2/13	2,000,000	2,000,000
0.16%, 12/6/13	1,000,000	1,000,000
Yale University
0.10%, 1/7/14 (C)	3,400,000	3,399,367
0.11%, 1/9/14 (C)	1,000,000	999,789
		48,150,842
TOTAL COMMERCIAL PAPER		57,648,123
U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.1%
FANNIE MAE — 1.8%
0.14%, 11/8/13 (D)	5,000,000	5,000,101
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 3.7%
0.03%, 11/22/13 (C)	10,000,000	9,999,825
FREDDIE MAC, DISCOUNT NOTE — 2.6%
0.02%, 11/21/13 (C)(D)	7,000,000	6,999,922
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		21,999,848
CERTIFICATES OF DEPOSIT — 5.3%
Australia & New Zealand Banking Group, NY
0.17%, 1/27/14	1,000,000	1,000,000
0.18%, 2/20/14	2,000,000	2,000,000
Bank of Montreal, IL
0.18%, 1/7/14	2,000,000	2,000,000
0.18%, 1/8/14	2,000,000	2,000,000
Bank of Nova Scotia
0.12%, 11/4/13	2,000,000	2,000,000
Commonwealth Bank of Australia, NY
0.23%, 12/27/13	1,500,000	1,500,000
National Bank of Canada
0.19%, 4/22/14	2,000,000	2,000,000
Royal Bank of Canada, NY
0.19%, 4/7/14	1,000,000	1,000,000
0.23%, 6/9/14	1,000,000	1,000,000
TOTAL CERTIFICATES OF DEPOSIT		14,500,000
CORPORATE OBLIGATIONS — 4.7%
BANKS — 3.4%
Bank of New York Mellon, MTN
4.30%, 5/15/14	1,274,000	1,301,695
Bank of Nova Scotia
2.38%, 12/17/13	635,000	636,707

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — (continued)
Commonwealth Bank of Australia
2.13%, 3/17/14 (B)	$500,000	$503,547
National Australia Bank
0.96%, 11/12/13 (B)	3,000,000	3,000,747
Royal Bank of Canada, MTN
1.13%, 1/15/14	1,809,000	1,812,605
1.45%, 10/30/14	700,000	707,680
US Bancorp, MTN
4.20%, 5/15/14	233,000	237,968
Westpac Banking
1.85%, 12/9/13	1,000,000	1,001,676
		9,202,625
FINANCIALS — 0.4%
General Electric Capital, MTN
5.90%, 5/13/14	890,000	916,494
4.75%, 9/15/14	305,000	316,917
		1,233,411
INDUSTRIAL — 0.9%
Wyeth
5.50%, 2/1/14	2,383,000	2,414,175
TOTAL CORPORATE OBLIGATIONS		12,850,211
U.S. TREASURY OBLIGATION — 3.7%
U.S. Treasury Bill
0.02%, 11/21/13 (C)	10,000,000	9,999,889
TOTAL U.S. TREASURY OBLIGATION		9,999,889
REGIONAL GOVERNMENT OBLIGATION — 0.7%
Province of Ontario Canada
1.38%, 1/27/14	2,000,000	2,005,813
TOTAL REGIONAL GOVERNMENT OBLIGATION		2,005,813
REPURCHASE AGREEMENTS — 33.6%
Counterparty: Bank of Nova Scotia
0.09% dated 10/31/13, due 11/1/13 in the amount of $46,469,116, fully collateralized by a $43,438,200 U.S. Treasury obligation, coupon 3.25%, maturity 12/31/16, value $47,398,581	46,469,000	46,469,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: RBC Capital Markets
0.07% dated 10/31/13, due 11/1/13 in the amount of $45,000,088, fully collateralized by various U.S. Treasury obligations, par value $7,962,600 – $37,685,900, coupon range 0.38% – 0.88%, maturity range 11/15/14 – 2/28/17, value $45,900,077	$45,000,000	$45,000,000
TOTAL REPURCHASE AGREEMENTS		91,469,000
TOTAL INVESTMENTS (Cost $272,507,884) — 100.0%		272,507,884
OTHER ASSETS AND LIABILITIES, NET — 0.0%		72,596
NET ASSETS — 100.0%		$272,580,480

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2013. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2013, these securities amounted to $27,498,729 or 10.09% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	The rate shown is the effective yield at time of purchase.
(D)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

AMT — Alternative Minimum Tax

GTY — Guarantee

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LOC — Letter of Credit

MTN — Medium Term Note

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB  — Revenue Bond

Ser — Series

SLA  — Student Loan Authority

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.0%
ALASKA — 0.8%
Valdez, Marine Terminal, Exxon Pipeline Project
0.04%, 11/1/13 (A)	$500,000	$500,000
CALIFORNIA — 7.0%
California State, HFA, MFH Project, RB, (LOC: Fannie Mae)
0.06%, 11/6/13 (A)(B)	1,000,000	1,000,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 11/1/13 (A)	1,100,000	1,100,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 11/1/13 (A)	800,000	800,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.06%, 11/7/13 (A)	600,000	600,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 11/6/13 (A)	1,000,000	1,000,000
		4,500,000
CONNECTICUT — 3.9%
Connecticut State, HEFA, TECP
0.07%, 12/10/13	2,500,000	2,500,000
GEORGIA — 6.5%
Metropolitan Atlanta Rapid Transit Authority, TECP, (LIQ: Bank of New York)
0.11%, 12/2/13	2,700,000	2,700,000
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.08%, 11/6/13 (A)	1,500,000	1,500,000
		4,200,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
IDAHO — 1.6%
Idaho State, TRAN
2.00%, 6/30/14	$1,000,000	$1,011,924
ILLINOIS — 6.3%
Illinois State, EFA, TECP
0.12%, 1/6/14	2,500,000	2,500,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.06%, 11/7/13 (A)	450,000	450,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 11/6/13 (A)	500,000	500,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.07%, 11/6/13 (A)	600,000	600,000
		4,050,000
INDIANA — 0.5%
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.07%, 11/7/13 (A)	300,000	300,000
IOWA — 1.5%
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 11/7/13 (A)	975,000	975,000
KENTUCKY — 0.8%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 11/6/13 (A)	500,000	500,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MARYLAND — 4.3%
John Hopkins University, TECP
0.07%, 11/18/13	$800,000	$800,000
0.09%, 2/19/14	2,000,000	2,000,000
		2,800,000
MASSACHUSETTS — 4.2%
Massachusetts State, HEFA, TECP
0.08%, 11/5/13	2,000,000	2,000,000
0.08%, 12/4/13	700,000	700,000
		2,700,000
MICHIGAN — 7.9%
Board of Trustees of Michigan State University, TECP
0.07%, 11/1/13	1,600,000	1,600,000
Michigan State, HFA, TECP
0.11%, 1/28/14	2,800,000	2,800,000
University of Michigan, Ser D-1, RB
0.02%, 11/1/13 (A)	700,000	700,000
		5,100,000
MINNESOTA — 1.5%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.08%, 11/7/13 (A)	1,000,000	1,000,000
MISSOURI — 1.5%
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: Bank of Montreal)
0.07%, 11/6/13 (A)	995,000	995,000
NEW MEXICO — 1.6%
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 11/7/13 (A)	1,050,000	1,050,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK — 20.3%
Long Island, Power Authority, Sub-Ser 1B-RMKT, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 11/1/13 (A)	$400,000	$400,000
NYC, Municipal Water Finance Authority, Sub-Ser B-2, RB, (LIQ: Royal Bank of Canada)
0.06%, 11/7/13 (A)	500,000	500,000
NYC, Transitional Future Tax Secured, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.02%, 11/1/13 (A)	2,200,000	2,200,000
NYC, Water & Sewer System, Sub-Ser, (LOC: U.S. Bank N.A.)
0.07%, 11/1/13 (A)	1,500,000	1,500,000
NYS, Dormitory Authority, TECP
0.08%, 1/7/14	2,000,000	2,000,000
NYS, HFA, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 11/6/13 (A)	1,200,000	1,200,000
NYS, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo Bank, N.A., State Street Bank & Trust Co., Bank of New York Mellon)
0.15%, 3/1/14 (A)	500,000	500,000
New York, Liberty Development, World Trade Center Project, RB
0.23%, 3/19/14 (A)	2,000,000	2,000,000
Port Authority of New York and New Jersey, TECP
0.12%, 1/14/14	2,500,000	2,500,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB, (LOC: CALSTRS)
0.04%, 11/1/13 (A)	300,000	300,000
		13,100,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
PENNSYLVANIA — 1.5%
Pennsylvania State University, Ser B, RB
0.22%, 6/1/31 (A)	$1,000,000	$1,000,000
TEXAS — 10.3%
Dallas Area Rapid Transit Authority, TECP
0.10%, 12/3/13	1,000,000	1,000,000
0.13%, 12/12/13	1,700,000	1,700,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 11/7/13 (C)	1,650,000	1,650,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.03%, 11/1/13 (A)	400,000	400,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.08%, 11/6/13 (A)	500,000	500,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.07%, 11/6/13 (A)	400,000	400,000
Tarrant County, Cultural Education Facilities Finance, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 11/6/13 (A)	1,000,000	1,000,000
		6,650,000
UTAH — 2.5%
Utah State, Housing, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.09%, 11/7/13 (A)	1,600,000	1,600,000
VIRGINIA — 8.8%
Norfolk, IDA, TECP
0.10%, 11/15/13	2,700,000	2,700,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB, (LOC: Freddie Mac)
0.13%, 11/6/13 (A)(B)	$200,000	$200,000
University of Virginia, TECP
0.08%, 12/4/13	2,750,000	2,750,000
		5,650,000
WASHINGTON — 2.9%
Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank N.A.)
0.12%, 11/7/13 (A)	510,000	510,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 11/7/13 (A)(B)	600,000	600,000
Washington State, HFC, Lake Wash Apartments Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.10%, 11/6/13 (A)	800,000	800,000
		1,910,000
WISCONSIN — 3.8%
Wisconsin State, TECP, (LIQ: Bank of New York)
0.10%, 11/4/13	500,000	500,000
0.10%, 11/5/13	1,500,000	1,500,000
0.11%, 3/18/14	469,000	469,000
		2,469,000
TOTAL MUNICIPAL OBLIGATIONS		64,560,924
TOTAL INVESTMENTS (Cost $4,560,924) — 100.0%		64,560,924
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(5,289)
NET ASSETS — 100.0%		$64,555,635

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2013

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2013. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2013, these securities amounted to $1,650,000 or 2.56% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

EFA — Educational Facilities Authority

GO — General Obligation

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LOC — Letter of Credit

MFH — Multi-Family Housing

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 66.8%
FANNIE MAE — 4.7%
0.14%, 11/8/13 (A)(B)	$5,000,000	$5,000,100
0.75%, 12/18/13 (A)	7,500,000	7,506,617
1.25%, 2/27/14 (A)	25,000,000	25,090,233
1.13%, 6/27/14 (A)	6,975,000	7,020,768
0.88%, 8/28/14 (A)	880,000	885,381
		45,503,099
FANNIE MAE, DISCOUNT NOTE — 7.2%
0.08%, 11/1/13 to 1/22/14 (A)(C)	48,000,000	47,998,542
0.07%, 11/13/13 (A)(C)	10,000,000	9,999,767
0.07%, 3/12/14 (A)(C)	12,500,000	12,497,043
		70,495,352
FEDERAL FARM CREDIT BANK — 9.8%
0.20%, 11/20/13	10,000,000	10,000,710
0.19%, 12/13/13	28,750,000	28,752,774
0.15%, 2/13/14 to 6/24/14	36,672,000	36,679,715
0.26%, 3/4/14	9,900,000	9,903,608
0.16%, 9/3/14	10,000,000	9,998,974
		95,335,781
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 4.6%
0.03%, 11/20/13 (C)	12,500,000	12,499,802
0.13%, 3/5/14 (C)	32,500,000	32,485,447
		44,985,249
FEDERAL HOME LOAN BANK — 13.0%
0.10%, 11/1/13	25,000,000	25,000,000
0.38%, 11/27/13	32,500,000	32,506,608
3.13%, 12/13/13	12,815,000	12,860,268
0.88%, 12/27/13	10,000,000	10,011,644
0.27%, 1/23/14	3,500,000	3,501,088
0.09%, 1/30/14	30,000,000	29,999,511
0.13%, 3/19/14	12,500,000	12,499,009
		126,378,128
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 17.1%
0.03%, 11/22/13 (C)	30,000,000	29,999,475
0.04%, 12/4/13 to 12/27/13 (C)	71,375,000	71,371,488
0.06%, 12/6/13 (C)	50,000,000	49,997,083
0.08%, 3/10/14	15,000,000	14,999,697
		166,367,743

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FREDDIE MAC — 2.9%
0.38%, 11/27/13 (A)	$3,985,000	$3,985,781
0.63%, 12/23/13 (A)	22,500,000	22,516,833
1.00%, 7/30/14 (A)	1,405,000	1,414,087
		27,916,701
FREDDIE MAC, DISCOUNT NOTE — 7.5%
0.05%, 12/2/13 (A)(C)	30,000,000	29,998,838
0.07%, 1/6/14 (A)(C)	12,500,000	12,498,511
0.09%, 5/6/14 to 6/4/14 (A)(C)	30,000,000	29,985,325
		72,482,674
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		649,464,727
U.S. TREASURY OBLIGATION — 2.6%
U.S. Treasury Bill
0.02%, 11/21/13 (C)	25,000,000	24,999,722
TOTAL U.S. TREASURY OBLIGATION		24,999,722
REPURCHASE AGREEMENTS — 30.6%
Counterparty: Bank of Nova Scotia
0.09% dated 10/31/13, due 11/1/13 in the amount of $147,290,368, fully collateralized by a $150,424,300 U.S. Treasury obligation, coupon 0.25%, maturity 10/31/15, value $150,236,270	147,290,000	147,290,000
Counterparty: RBC Capital Markets
0.07% dated 10/31/13, due 11/1/13 in the amount of $150,000,292, fully collateralized by a $155,066,200 U.S. Treasury obligation, coupon 0.63%, maturity 11/30/17, value $153,000,052	150,000,000	150,000,000
TOTAL REPURCHASE AGREEMENTS		297,290,000
TOTAL INVESTMENTS (Cost $971,754,449) — 100.0%		971,754,449
OTHER ASSETS AND LIABILITIES, NET — 0.0%		338,995
NET ASSETS — 100.0%		$972,093,444

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
October 31, 2013

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(B)	Variable rate security. The rate shown is the current rate on October 31, 2013. Date shown represents the final maturity date.
(C)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 71.9%
U.S. Treasury Bills
0.01%, 11/7/13 (A)	$60,000,000	$59,999,890
0.01%, 11/14/13 (A)	75,000,000	74,999,729
0.02%, 11/21/13 (A)	75,000,000	74,999,167
0.03%, 11/29/13 (A)	20,000,000	19,999,611
0.07%, 3/20/14 (A)	50,000,000	49,987,258
0.07%, 7/24/14 (A)	20,000,000	19,989,400
		299,975,055
U.S. Treasury Note
0.25%, 3/31/14	50,000,000	50,035,383
TOTAL U.S. TREASURY OBLIGATIONS		350,010,438
REPURCHASE AGREEMENTS — 28.1%
Counterparty: Bank of Nova Scotia
0.08% dated 10/31/13, due 11/1/13 in the amount of $76,733,171, fully collateralized by various U.S. Treasury obligations, par value $21,536,800 - $57,017,500, coupon range 0.25% - 0.50%, maturity range 8/15/15 - 7/31/17, value $78,267,873	76,733,000	76,733,000
Counterparty: RBC Capital Markets
0.07% dated 10/31/13, due 11/1/13 in the amount of $60,000,117, fully collateralized by a $62,190,300 U.S. Treasury obligation, coupon 0.75%, maturity 3/31/18, value $61,200,027	60,000,000	60,000,000
TOTAL REPURCHASE AGREEMENTS		136,733,000

DESCRIPTION	VALUE
TOTAL INVESTMENTS (Cost $486,743,438) — 100.0%	$486,743,438
OTHER ASSETS AND LIABILITIES, NET — 0.0%	(72,729)
NET ASSETS — 100.0%	$486,670,709

(A)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 63.2%
AUTOMOTIVE — 4.8%
Daimler Finance North America LLC
6.50%, 11/15/13	$335,000	$335,568
1.65%, 4/10/15 (B)	1,375,000	1,389,678
1.25%, 1/11/16 (B)	520,000	522,617
Ford Motor Credit LLC
1.70%, 5/9/16	900,000	908,055
		3,155,918
BANKS — 22.0%
Bank of America
4.50%, 4/1/15	1,750,000	1,836,341
0.50%, 10/14/16 (A)	550,000	542,225
Bank of Montreal, MTN
0.80%, 11/6/15	1,234,000	1,235,539
Bank of New York Mellon, MTN
2.95%, 6/18/15	248,000	257,717
0.70%, 10/23/15	250,000	250,340
Bank of Nova Scotia
2.15%, 8/3/16 (B)	430,000	446,008
1.85%, 1/12/15	210,000	213,405
Citigroup
6.38%, 8/12/14	508,000	530,291
2.25%, 8/7/15	580,000	592,304
1.70%, 7/25/16	100,000	101,076
1.30%, 4/1/16	1,050,000	1,051,828
JPMorgan Chase, MTN
3.70%, 1/20/15	955,000	989,321
3.40%, 6/24/15	415,000	432,313
3.15%, 7/5/16	500,000	525,154
1.10%, 10/15/15	500,000	501,372
National Australia Bank, MTN
2.75%, 3/9/17	560,000	584,781
PNC Bank
0.80%, 1/28/16	300,000	299,760
Royal Bank of Canada, MTN
1.15%, 3/13/15	350,000	353,225
State Street
2.88%, 3/7/16	185,000	194,025
US Bancorp, MTN
2.20%, 11/15/16	750,000	775,447
Wells Fargo
1.50%, 7/1/15	1,914,000	1,940,515
0.87%, 4/23/18 (A)	300,000	300,682
Wells Fargo Bank
0.75%, 7/20/15	225,000	225,430

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Westpac Banking
2.45%, 11/28/16 (B)	$220,000	$229,394
		14,408,493
CONSUMER DISCRETIONARY — 3.9%
Comcast
5.90%, 3/15/16	490,000	547,395
5.85%, 11/15/15	450,000	496,126
5.70%, 5/15/18	250,000	291,962
Discovery Communications LLC
3.70%, 6/1/15	795,000	830,982
Home Depot
5.40%, 3/1/16	350,000	387,340
		2,553,805
CONSUMER STAPLES — 2.7%
Anheuser-Busch InBev Worldwide
0.80%, 7/15/15	200,000	200,919
CVS Caremark
5.75%, 6/1/17	170,000	194,902
4.88%, 9/15/14	727,000	754,181
SABMiller Holdings
2.45%, 1/15/17 (B)	340,000	351,101
1.85%, 1/15/15 (B)	250,000	253,152
		1,754,255
ENERGY — 5.7%
Enbridge
5.80%, 6/15/14	1,050,000	1,080,114
Enterprise Products Operating
6.30%, 9/15/17	375,000	435,894
Enterprise Products Operating LLC
9.75%, 1/31/14	546,000	558,101
1.25%, 8/13/15	750,000	754,112
Husky Energy
5.90%, 6/15/14	170,000	175,389
Occidental Petroleum
2.50%, 2/1/16	353,000	365,758
Shell International Finance
0.63%, 12/4/15	380,000	380,532
		3,749,900
FINANCIALS — 8.6%
Berkshire Hathaway
0.80%, 2/11/16	150,000	150,518
ERP Operating
5.13%, 3/15/16‡	730,000	798,534
General Electric Capital, MTN
1.01%, 8/11/15 (A)	2,300,000	2,316,537
1.00%, 1/8/16	500,000	502,192

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS — (continued)
Metropolitan Life Global Funding I
1.70%, 6/29/15 (B)	$580,000	$587,703
Simon Property Group
4.20%, 2/1/15‡	1,253,000	1,297,317
		5,652,801
GAS TRANSMISSION — 3.9%
Kinder Morgan Energy Partners
5.13%, 11/15/14	1,598,000	1,671,347
TransCanada PipeLines
3.40%, 6/1/15	825,000	861,261
		2,532,608
INDUSTRIAL — 3.7%
Cooper U.S.
5.45%, 4/1/15	770,000	818,066
Norfolk Southern
5.75%, 1/15/16	250,000	275,844
5.26%, 9/17/14	510,000	530,737
Union Pacific
4.88%, 1/15/15	765,000	803,414
		2,428,061
MATERIALS — 0.4%
Dow Chemical
2.50%, 2/15/16	250,000	258,903
TELECOMMUNICATION SERVICES — 6.1%
AT&T
0.80%, 12/1/15	850,000	849,177
Cellco Partnership
5.55%, 2/1/14	895,000	904,901
Rogers Communications
7.50%, 3/15/15	559,000	609,937
Verizon Communications
2.50%, 9/15/16	750,000	778,279
2.00%, 11/1/16	825,000	841,968
		3,984,262
UTILITIES — 1.4%
Consolidated Edison Co. of New York
5.30%, 12/1/16	500,000	564,946
Duke Energy Carolinas LLC
1.75%, 12/15/16	309,000	316,404
		881,350
TOTAL CORPORATE OBLIGATIONS (Cost $41,251,294)		41,360,356

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 16.3%
Fannie Mae, MBS Pools (C)
12.00%, 8/1/16 to 3/1/17	$6,053	$6,117
10.00%, 2/1/25	8,447	9,360
9.50%, 8/1/22	4,581	5,052
8.50%, 9/1/15	18,488	19,022
8.00%, 5/1/15 to 1/1/16	64,222	66,353
7.50%, 3/1/15 to 3/1/31	115,756	121,183
7.00%, 11/1/14 to 7/1/31	133,121	139,378
6.50%, 3/1/14 to 11/1/37	1,335,950	1,468,689
6.00%, 4/1/14 to 5/1/38	1,685,845	1,837,701
5.50%, 6/1/18 to 6/1/24	994,321	1,056,435
5.00%, 3/1/23	16,941	18,233
4.50%, 5/1/18 to 1/1/19	338,126	358,823
4.00%, 5/1/23	165,283	177,127
2.35%, 1/1/16 (A)	7,757	8,046
Freddie Mac, MBS Pools (C)
12.00%, 7/1/20	1,484	1,515
9.00%, 6/1/16 to 7/1/30	10,429	12,198
8.00%, 5/1/15 to 2/1/17	21,486	22,480
7.00%, 12/1/14 to 7/1/17	179,705	190,256
6.50%, 6/1/14 to 2/1/19	35,376	37,591
6.00%, 11/1/17 to 8/1/24	313,029	336,579
5.50%, 12/1/17 to 2/1/37	1,550,653	1,670,111
5.00%, 10/1/23	58,663	62,243
4.50%, 4/1/21 to 1/1/25	53,277	56,273
Ginnie Mae, MBS Pools
7.00%, 12/15/23 to 12/15/38	668,143	750,152
6.50%, 10/15/14 to 7/15/29	54,627	59,463
6.00%, 2/15/14 to 2/15/32	642,332	696,899
5.50%, 6/15/14 to 10/15/23	740,768	788,960
4.50%, 11/15/23 to 7/15/24	528,723	564,133
4.00%, 3/15/19	111,110	117,885
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (Cost $10,222,088)		10,658,257
U.S. TREASURY OBLIGATIONS — 15.5%
U.S. Treasury Notes
1.38%, 11/30/15	4,275,000	4,367,178
1.00%, 10/31/16	1,260,000	1,274,962
0.75%, 6/30/17	2,600,000	2,590,250
0.50%, 6/15/16	850,000	850,598
0.38%, 6/15/15	1,050,000	1,052,173
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,129,699)		10,135,161

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
October 31, 2013

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REGIONAL GOVERNMENT OBLIGATION — 2.2%
Province of Nova Scotia Canada
2.38%, 7/21/15	$1,420,000	$1,461,180
TOTAL REGIONAL GOVERNMENT OBLIGATION (Cost $1,454,295)		1,461,180
MUNICIPAL OBLIGATION — 0.2%
City & County of Honolulu, Hawaii, GO
4.48%, 9/1/17	110,000	121,054
TOTAL MUNICIPAL OBLIGATION (Cost $123,696)		121,054
REPURCHASE AGREEMENT — 2.0%
Counterparty: Bank of Nova Scotia
0.09% dated 10/31/13, due 11/1/13 in the amount of $1,325,003, fully collateralized by a $1,238,600 U.S. Treasury obligation, coupon 3.25%, maturity 12/31/16, value $1,351,527	1,325,000	1,325,000
TOTAL REPURCHASE AGREEMENT (Cost $1,325,000)		1,325,000
TOTAL INVESTMENTS (Cost $64,506,072) — 99.4%		65,061,008
OTHER ASSETS AND LIABILITIES, NET — 0.6%		378,815
NET ASSETS — 100.0%		$65,439,823

(A)	Variable rate security. The rate shown is the current rate on October 31, 2013. Date shown represents the final maturity date.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2013, these securities amounted to $3,779,653 or 5.78% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
‡	Real Estate Investment Trust

GO — General Obligation

LLC — Limited Liability Company

MBS — Mortgage Backed Security

MTN — Medium Term Note

Please see accompanying notes to financial statements.

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TDAM Institutional Money Market Fund, TDAM Institutional Municipal Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Institutional Treasury Obligations Money Market Fund and TDAM Short-Term Bond Fund (five of the series comprising TD Asset Management USA Funds Inc.) (the “Funds”) as of October 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TDAM Institutional Money Market Fund, TDAM Institutional Municipal Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Institutional Treasury Obligations Money Market Fund and TDAM Short-Term Bond Fund of TD Asset Management USA Funds Inc. at October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 19, 2013

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Executive Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or by writing TD Asset Management USA Funds Inc., Shareholder Services, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 866-416-4031. The following chart lists Directors and Officers as of December 2, 2013.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 61	Chairman and Director	Chairman since: 6/20/13; Director since 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Senior Advisor, Stonepoint Capital 2008 to 2011; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm) since 2004; Managing Director, Head of Private Wealth Management for Morgan Stanley, 2006 through 2008.	21	Director, Spruce Private Investors since 2012; Director, USC Marshall Business School Board since 2010; Director of Lepercq, de Neuflize and Co. since 2009. President of Christ Church Trustees since 2008; Chairman and Trustee of Whittier College since 1995.
PETER B.M. EBY c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 75	Director	Since: 6/6/02	Retired.	21	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited since May 2000.
JAMES E. KELLY c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 62	Director	Since: 12/18/08	Consultant, financial services attorney and real estate investor; teacher at Empire State College from March 2008 through September 2010; Senior Advisor to New York State Banking Department during 2009; Trustee of Albany Law School since 1998, Vice Chairman since 2013, Member of the Finance Committee and Chair of the Long Range Planning Committee since 2010, and Member of the Dean Search Committee in 2011; Director from 2002 to 2009 and President from 2004 to 2008 of the Allen Bass Fund, Inc.	21	Director and Vice Chairman, Albany Law School Board of Trustees.
LAWRENCE J. TOAL c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 76	Director	Since: 12/12/95	Retired.	21	None.
Interested Director
Barbara F. Palk††† c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 62	Director	Since: 12/17/10	Senior Vice President — Wholesale Banking TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	21	Director of Ontario Teachers' Pension Plan Board since 2011; Queens University; Greenwood College School; The Perimeter Institute; The Shaw Festival; The Canadian Coalition for Good Governance; Director, First National Financial Corporation.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	Includes companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2013.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Directors and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
KEVIN LEBLANC c/o TDAM USA Inc. 399 Park Avenue, 32nd Floor New York, NY 10022 Age: 50	President and Chief Executive Officer	Since: 12/6/11	Chief Administrative Officer of Epoch Investment Partners since March 2013 and President and Chief Executive Officer of TD Asset Management USA Funds Inc. Previously, Chief Operating Officer of TD Asset Management Inc. from September 2010 to March 2013; Vice Chair of TD Asset Management since 2007; Officer of The Investment Manager since April 2010 and Chief Operating Officer of The Investment Manager since December 2010.
MAYA GITTENS c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 49	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.
ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 45	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.
MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 42	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.
CURTIS BARNES c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 60	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc.
MICHELE R. TEICHNER c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 54	Chief Compliance Officer, Vice President and Assistant Secretary	Since: 6/11/04 (Chief Compliance Officer) and 11/2/99	Since January 2006, Managing Director.
†	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

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TDAMANN02

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code of Ethics is included as an Exhibit.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)	(1) The registrant’s board of directors has determined that the registrant has two audit committee financial experts serving on its audit committee.

3(a)	(2) The audit committee financial experts are Jim Kelly and Lawrence J. Toal who are each “independent” for purposes of this item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2012 - $ 234,400

2013 - $ 234,400

(b)	Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2012 - $0

2013 - $0

(c)	Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

For services rendered by the principal accountant related to the annual tax returns and excise tax returns.

2012 - $ 111,800

2013 - $ 82,900

(d)	Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item. Registrants shall describe the nature of services comprising the fees disclosed under this category.

2012 - $0

2013 - $0

(e)	(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s audit committee charter (the “charter”) notes that one of the primarily responsibilities of the Audit Committee is to pre-approve any independent accountants’ engagement to render audit and/or permissible non-audit services, as required by law. In addition to the requirement to pre-approve audit and permissible non-audit services to be rendered to the Fund by its independent accountants the Audit Committee is currently required to pre-approve non-audit services rendered by the Fund’s independent accountants to the Fund’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser), and any entity controlling, controlled by or under common control with its investment adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The charter also notes that the Audit Committee shall have the duty and power, among other things, (i) to select, retain or terminate independent accountants and, in connection therewith, without limitation, to approve the proposed terms of the independent accountants’ engagement and to approve the fees charged and proposed to be charged by the independent accountants to the Fund for audit and permissible non-audit services; and (ii) to meet with the Fund’s independent accountants at least twice during each fiscal year, including private meetings, and review written materials prepared by the independent accountants, as appropriate, to review all non-audit services provided by the independent accountants that do not require Audit Committee pre-approval and are provided by to Covered Service Providers; and (iii) to grant pre-approval to any permissible non-audit services as required by law.

The Audit Committee may delegate its pre-approval responsibilities to one or more of its members. The member(s) to whom such responsibility is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2012 - 0%

2013 - 0%

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g)	Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing service to the registrant for each of the last two fiscal years of the registrant.

2012- $ 111,800

2013- $ 82,900

(h)	Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Kevin LeBlanc, President

Date January 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Kevin LeBlanc, President

Date January 2, 2014

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Eric Kleinschmidt, Treasurer

Date January 2, 2014

* Print the name and title of each signing officer under his or her signature.